PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS EQUITY      SEMIANNUAL REPORT
FUND & ASIA PACIFIC GROWTH FUND


                                                                 June 15, 1998


Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Global Equity Fund, the PaineWebber Emerging Markets Equity Fund and the PaineWebber Asia Pacific Growth Fund for the six-month period ended April 30, 1998.


PAINEWEBBER GLOBAL EQUITY FUND
FUND PROFILE


GOAL:

Long-term growth of capital


PORTFOLIO MANAGERS/SUBADVISERS:

Ralph Layman and Michael Solecki, GE Investment Management


TOTAL NET ASSETS:

$514.8 million as of April 30, 1998


DIVIDEND PAYMENTS:

Annually, if any


GENERAL MARKET OVERVIEW
------------------------------------------------------------------------------
The world's stock markets -- except those of most Asian countries -- finished 1997 on a positive note. Europe and the United States soared during the first three months of 1998. Spain, Italy, Finland and Portugal were the top performers in Europe.

     Emerging markets lagged developed markets in the early part of the six-month period as a result of the sharp sell-off in October 1997. By the end of the period, however, emerging markets had begun to outperform developed markets. Latin American markets were mixed, with Brazil's being the strongest. Japanese stocks made only modest gains after a promising start in January -- government efforts to stimulate the economy have done little to restore confidence.

     The abrupt resignation of President Suharto eased Indonesia's political tensions and boosted markets throughout Asia for the month of May. All Asian markets except Indonesia and Korea posted gains on the day Suharto's departure was announced. By mid-June, however, many Asian markets declined in response to the falling value of the Japanese yen.

PAINEWEBBER GLOBAL EQUITY FUND

Top five industries as percent of net assets, April 30, 1998*

Electronics 8.9%

Banks 8.8%

Telecommunications 8.5%

Financial Services 7.0%

Computer Software and Services 6.4%

* Allocations are subject to change


PORTFOLIO REVIEWS
------------------------------------------------------------------------------
PAINEWEBBER GLOBAL EQUITY FUND


PERFORMANCE--
The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended April 30, 1998, without deducting any sales charges, was 20.81% for Class A shares, 20.25% for Class B shares, 20.38% for Class C shares and 20.97% for Class Y shares.

     For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, Class A shares gained 15.34%, Class B shares gained 15.25% and Class C shares gained 19.38%. (Class Y shares are not subject to sales charges.)

PORTFOLIO HIGHLIGHTS--
     The Fund benefited from its European and U.S. holdings as well as its underweighting in Japan (vs. its benchmark, The Morgan Stanley World Index). We remain underweighted in the United States (21.3% vs. 49.5% in the index on April 30, 1998) in favor of Continental Europe (46.7% versus 23.5% in the index on that date).

     The Fund's large weighting in European financial stocks boosted performance as consolidation and lower interest rates drove prices higher. Oil and oil service stock prices fell as oil prices reached four-year lows. During this weakness we added to the Fund's oil and oil service stock positions in the belief that prices should rebound.

SEMIANNUAL REPORT


PAINEWEBBER EMERGING MARKETS EQUITY FUND
FUND PROFILE


GOAL:

Long-term capital appreciation


PORTFOLIO MANAGER/SUBADVISER:

John Troiano, Schroder Capital Management International Inc.


TOTAL NET ASSETS:

$15.1 million as of April 30, 1998


DIVIDEND PAYMENTS:

Annually, if any


OUTLOOK--
     The U.S. stock markets have reached historically high valuations, and may become vulnerable to market corrections. Growth in Europe is slowly shifting from an export-driven phase to one driven by domestic demand. Unemployment is declining in France and Germany, and demand is robust in many of the smaller European economies. Markets are likely to remain strong as the momentum from Economic Monetary Union convergence continues. We intend to remain overweighted in Europe, as its foundation for strong corporate earnings and lower interest rates remains in place.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

Top five countries as percent of net assets, April 30, 1998*

Brazil 17.2%

Mexico 12.6%

South Africa 8.4%

India 8.1%

Taiwan 4.3%

* Allocations are subject to change

------------------------------------------------------------------------------
PAINEWEBBER EMERGING MARKETS EQUITY FUND


PERFORMANCE--
     The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended April 30, 1998, without deducting any sales charges, was 3.19% for Class A shares, 2.83% for Class B shares, 2.84% for Class C shares and 3.28% for Class Y shares.

     For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, Class A shares lost 1.42% and Class B shares lost 2.17%. Class C shares gained 1.84%. (Class Y shares are not subject to sales charges.)

PORTFOLIO HIGHLIGHTS--
     The Asian crisis has weakened commodity prices and brought economic slowdown to Latin America, especially to Chile and Venezuela. Nonetheless, the portfolio manager believes the region's economies are still reasonably healthy, and remains positive on Brazil and Mexico. Brazil's privatization program is on track. Telecomunicacones Brasileiras S.A., the Fund's top holding (2.9% of net assets as of April 30, 1998) looks particularly cheap at
6.5 times projected earnings.

     During the period we continued to overweight the emerging markets of Europe, especially Portugal, Hungary and Poland. These markets benefit from strong local economies and feature well managed companies with good visibility of earnings. Examples include OTP Bank (0.5% of net assets on April 30, 1998) in Hungary, which has a dominant position in the domestic market, and Elektrim Spolka Akcyjna (0.8%) in Poland, which has a substantial stake in the fast-growing local cellular phone market. The portfolio manager intends to gradually reduce the Fund's overweighting in Portugal, now classified as a developed market, by taking profits at times of market strength.

OUTLOOK--
     The Fund's strategy is unlikely to change over the next six months. The portfolio manager remains particularly cautious about the Southeast Asian markets, whose fates depend heavily on the success of economic restructuring. The instability of Indonesia and Japan's economic weakness may continue to depress the region's prospects. China offers attractive growth potential.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS EQUITY       SEMIANNUAL REPORT
FUND & ASIA PACIFIC GROWTH FUND


PAINEWEBBER ASIA PACIFIC GROWTH FUND
FUND PROFILE


GOAL:

Long-term capital appreciation


PORTFOLIO MANAGERS/ SUBADVISERS:

Louise Croset and
Heather Crighton,
Schroder Capital
Management International Inc.


TOTAL NET ASSETS:

$44.5 million as of April 30, 1998


DIVIDEND PAYMENTS:

Annually, if any

------------------------------------------------------------------------------
PAINEWEBBER ASIA PACIFIC GROWTH FUND


PERFORMANCE--
     For the six-month period ended April 30, 1998, Class A shares lost 9.15%, Class B shares lost 9.53% and Class C shares lost 9.53% without deducting sales charges. Class Y shares were first issued on March 13, 1998; from that date to April 30, 1998 these shares lost 6.12%.

     Returns may be lower for shareowners who purchased or redeemed Fund shares during the period. For example, after deducting the maximum applicable sales charges, Class A shares lost 13.22%, Class B shares lost 14.05% and Class C shares lost 10.43%. (Class Y shares are not subject to sales charges.)

PORTFOLIO HIGHLIGHTS--
     Most Asian markets were volatile over the six months ended April 30, 1998 as investors reacted to rapidly unfolding developments across the region. In late 1997, the portfolio manager's view was that currency stability was key to restoring investor confidence in Asia, and that the Asian markets would remain volatile as economies adjusted to slower growth. The Fund therefore maintained its positions in defensive companies within Hong Kong and Singapore despite falling interest rates, which favored financial and real estate companies.

     Through much of the period Australia seemed a safe haven in the region, and represented the Fund's largest country weighting at period-end. The Fund's investments there included the media conglomerate News Corporation (1.1% of net assets on April 30, 1998) and the commercial services firm Brambles (1.7%), both of which stand to benefit from overseas earnings -- particularly in the U.S.

     South Korea was the portfolio manager's favored emerging market as it worked with the International Monetary Fund to reschedule external debt and stabilize its currency. During the period we reduced the number of South Korean stocks in the portfolio but maintained the Fund's overall exposure to the market (4.1% of net assets at April 30, 1998). We are now emphasizing blue chip companies such as Samsung Electronics (1.0%).

     Despite India's recent nuclear tests, we do not believe its stock market will become appreciably riskier. Fund investments there -- such as Mahanagar Telephone Nigam Ltd. (0.6% of net assets on April 30, 1998), the local phone operator in Bombay and Delhi, and Hindustan Petroleum Corp. (1.0%), an oil refiner with rising margins -- represent bottom-up picks that offer good growth potential and limited vulnerability to sanctions.

OUTLOOK--
     The portfolio manager is likely to maintain the Fund's current strategy for the remainder of its fiscal year, with particular caution regarding Southeast Asia. We believe, however, that the long-term prospects remain solid for many of Asia's emerging markets. We continue to seek companies that are best positioned to survive the recent market volatility -- those with strong balance sheets, growing market share and franchise value.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

Top five countries as percent of net assets, April 30, 1998*

Australia 27.0%

Hong Kong 25.4%

Singapore 12.2%

Malaysia 8.3%

India 6.3%

* Allocations are subject to change

SEMIANNUAL REPORT


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

     For a quarterly FUND PROFILE on the PaineWebber Global Equity Fund, the PaineWebber Emerging Markets Equity Fund, the PaineWebber Asia Pacific Growth Fund or any other fund in the PaineWebber Family of Funds,(1) please contact your investment executive.

Sincerely,


/s/ MARGO ALEXANDER     /s/ RALPH LAYMAN      /s/ MICHAEL SOLECKI

MARGO ALEXANDER         RALPH LAYMAN          MICHAEL SOLECKI
President               Portfolio Manager,    Portfolio Manager,
Mitchell Hutchins       PaineWebber           PaineWebber
Asset Management Inc.   Global Equity Fund    Global Equity Fund


/s/ JOHN TROIANO        /s/ LOUISE CROSET          /s/ HEATHER CRIGHTON

JOHN TROIANO            LOUISE CROSET              HEATHER CRIGHTON
Portfolio Manager,      Portfolio Manager,         Portfolio Manager,
PaineWebber Emerging    PaineWebber Asia Pacific   PaineWebber Asia Pacific
Markets Equity Fund     Growth Fund                Growth Fund


This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended April 30, 1998. It reflects the views of the Funds' portfolio managers at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   -----------------------------------
                                                                             12 MONTHS ENDED       6 MONTHS
                                  04/30/98     10/31/97       04/30/97          04/30/98        ENDED 04/30/98
---------------------------------------------------------------------------------------------------------------
Class A Shares                     $19.17       $18.37       $ 17.55              26.45%             20.81%
---------------------------------------------------------------------------------------------------------------
Class B Shares                      18.26        17.69         16.97              25.36              20.25
---------------------------------------------------------------------------------------------------------------
Class C Shares                      18.28        17.69         16.97              25.48              20.38
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
11/14/91-12/31/91                  $12.00       $12.29           --                --                 2.42%
---------------------------------------------------------------------------------------------------------------
1992                                12.29        12.45       $  0.1610         $   0.0800             3.26
---------------------------------------------------------------------------------------------------------------
1993                                12.45        16.07          0.2100             --                30.77
---------------------------------------------------------------------------------------------------------------
1994                                16.07        14.43          1.2530             --                (2.38)
---------------------------------------------------------------------------------------------------------------
1995                                14.43        15.81          0.5743             --                13.54
---------------------------------------------------------------------------------------------------------------
1996                                15.81        17.57          0.5784             --                14.80
---------------------------------------------------------------------------------------------------------------
1997                                17.57        16.14          2.4768             --                 6.34
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                   16.14        19.17           --                --                18.77
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  5.2535         $   0.0800
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:       122.25%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
08/25/95-12/31/95                  $15.83       $15.46       $  0.5743             --                 1.29%
---------------------------------------------------------------------------------------------------------------
1996                                15.46        17.03          0.5784             --                13.91
---------------------------------------------------------------------------------------------------------------
1997                                17.03        15.42          2.4768             --                 5.49
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                   15.42        18.26           --                --                18.42
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  3.6295         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:        44.11%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $13.80       $15.99       $  0.2100             --                17.39%
---------------------------------------------------------------------------------------------------------------
1994                                15.99        14.23          1.2530             --                (3.12)
---------------------------------------------------------------------------------------------------------------
1995                                14.23        15.46          0.5743             --                12.67
---------------------------------------------------------------------------------------------------------------
1996                                15.46        17.03          0.5784             --                13.91
---------------------------------------------------------------------------------------------------------------
1997                                17.03        15.43          2.4768             --                 5.55
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                   15.43        18.28           --                --                18.47
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  5.0925         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:        82.52%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended April 30, 1998, and since inception, May 10, 1993, through April 30, 1998, Class Y shares had a total return of 20.97% and 92.41%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                       % RETURN WITHOUT DEDUCTING                 % RETURN AFTER DEDUCTING
                                          MAXIMUM SALES CHARGE                      MAXIMUM SALES CHARGE
                                 --------------------------------------    --------------------------------------
CLASS                                A*           B**           C***           A*           B**           C***
-----------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/98          23.16%      22.07%        22.19%        17.59%        17.07%        21.19%
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/98             13.76         N/A           N/A         12.72           N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/98+                   12.84       13.88         12.45         12.02         12.94         12.45
-----------------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 services fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was November 14, 1991, August 25, 1995 and May 10,
  1993 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the twelve months ended March 31, 1998 and since inception, May 10, 1993 through March 31, 1998, Class Y shares had an average annual total return of 23.52% and 13.65%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   ------------------------------------
                                                                             12 MONTHS ENDED        6 MONTHS
                                  04/30/98     10/31/97       04/30/97          04/30/98         ENDED 04/30/98
----------------------------------------------------------------------------------------------------------------
Class A Shares                     $ 9.69       $ 9.39       $ 10.46               (7.36)%             3.19%
----------------------------------------------------------------------------------------------------------------
Class B Shares                       9.45         9.19         10.27               (7.98)              2.83
----------------------------------------------------------------------------------------------------------------
Class C Shares                       9.43         9.17         10.26               (8.09)              2.84
----------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                  $12.00       $10.49           --                --               (12.58)%
---------------------------------------------------------------------------------------------------------------
1995                                10.49         9.26           --            $   0.0517           (11.20)
---------------------------------------------------------------------------------------------------------------
1996                                 9.26         9.71           --                --                 4.86
---------------------------------------------------------------------------------------------------------------
1997                                 9.71         9.27           --                --                (4.53)
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                    9.27         9.69           --                --                 4.53
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0517
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:       (18.77)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
12/05/95-12/31/95                  $ 9.13       $ 9.18           --                --                 0.55%
---------------------------------------------------------------------------------------------------------------
1996                                 9.18         9.56           --                --                 4.14
---------------------------------------------------------------------------------------------------------------
1997                                 9.56         9.06           --                --                (5.23)
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                    9.06         9.45           --                --                 4.30
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:         3.50%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                  $12.00       $10.42           --                --               (13.17)%
---------------------------------------------------------------------------------------------------------------
1995                                10.42         9.18           --            $   0.0034           (11.87)
---------------------------------------------------------------------------------------------------------------
1996                                 9.18         9.55           --                --                 4.03
---------------------------------------------------------------------------------------------------------------
1997                                 9.55         9.04           --                --                (5.34)
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                    9.04         9.43           --                --                 4.31
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0034
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:       (21.39)%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended April 30, 1998 and since inception, January 19, 1994 through April 30, 1998, Class Y shares had a total return of 3.28% and (17.96)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                       % RETURN WITHOUT DEDUCTING                 % RETURN AFTER DEDUCTING
                                          MAXIMUM SALES CHARGE                      MAXIMUM SALES CHARGE
                                 --------------------------------------    --------------------------------------
CLASS                                A*           B**           C***           A*           B**           C***
-----------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/98        (8.04)%       (8.76)%       (8.87)%      (12.16)%      (13.33)%       (9.78)%
-----------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/98+                 (5.02)         1.12         (5.76)        (6.06)        (0.16)        (5.76)
-----------------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 services fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

 + Commencement of operations was January 19, 1994, December 5, 1995 and January 19, 1994 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the twelve months ended March 31, 1998 and since inception, January 19, 1994 through March 31, 1998, Class Y shares had an average annual total return of (7.98)% and (4.81)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED)

                                                                                    TOTAL RETURN(1)
                                             NET ASSET VALUE                -------------------------------
                                 ----------------------------------------     12 MONTHS
                                                                                ENDED         SIX MONTHS
                                  04/30/98     10/31/97       04/30/97        04/30/98      ENDED 04/30/98
-----------------------------------------------------------------------------------------------------------
Class A Shares                     $ 8.14       $ 8.96       $ 12.48          (34.78)%           (9.15)%
-----------------------------------------------------------------------------------------------------------
Class B Shares                       8.07         8.92         12.47          (35.28)            (9.53)
-----------------------------------------------------------------------------------------------------------
Class C Shares                       8.07         8.92         12.47          (35.28)            (9.53)
-----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.26           --                --               (33.92)%
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                    8.26         8.14           --                --                (1.45)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:       (34.88)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.21           --                --               (34.32)%
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                    8.21         8.07           --                --                (1.71)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:       (35.44)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.21           --                --               (34.32)%
---------------------------------------------------------------------------------------------------------------
01/01/98-04/30/98                    8.21         8.07           --                --                (1.71)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/98:       (35.44)%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. The Fund had no Class Y shares outstanding during the period.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. Since inception, March 13, 1998 through April 30, 1998, Class Y shares had a total return of (6.12)%. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                       % RETURN WITHOUT DEDUCTING                 % RETURN AFTER DEDUCTING
                                          MAXIMUM SALES CHARGE                      MAXIMUM SALES CHARGE
                                 --------------------------------------    --------------------------------------
CLASS                                A*           B**           C***           A*           B**           C***
-----------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/98        (30.64)%      (31.12)%      (31.12)%      (33.77)%      (34.56)%      (31.81)%
-----------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/98+                 (30.16)       (30.64)       (30.64)       (33.25)       (33.36)       (30.64)
-----------------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was March 25, 1997 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. Since inception, March 13, 1998 through March 31, 1998, Class Y shares had a total return of 0.12%. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS                               APRIL 30, 1998(UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--95.15%
AUSTRALIA--0.79%
BEVERAGES--0.79%
      529,456    Coca Cola Amatil Ltd. (1).....   $   4,040,449
                                                  -------------
AUSTRIA--0.56%
ENGINEERING & CONSTRUCTION--0.56%
       20,133    VA Technologie AG.............       2,894,024
                                                  -------------
BRAZIL--1.60%
BANKS--0.58%
       75,507    Uniao de Banco Brasileiro S.A.
                   GDR.........................       3,001,403
                                                  -------------
TELECOMMUNICATIONS--1.02%
       43,066    Telecomunicacoes Brasileiras
                   S.A. (Telebras) ADR.........       5,245,977
                                                  -------------
Total Brazil Common Stocks.....................       8,247,380
                                                  -------------
CROATIA--0.11%
PHARMACEUTICAL--0.11%
       30,328    Pliva D.D. GDR................         548,937
                                                  -------------
FINLAND--4.43%
ELECTRONIC EQUIPMENT--1.64%
      126,032    Nokia AB Oy*..................       8,469,084
                                                  -------------
FINANCIAL SERVICES--1.03%
      788,310    Merita Ltd. (Series A)........       5,282,803
                                                  -------------
MULTI-LINE INSURANCE--1.76%
      200,865    Sampo Insurance Co. Ltd.* ....       9,072,227
                                                  -------------
Total Finland Common Stocks....................      22,824,114
                                                  -------------
FRANCE--13.27%
AUTO PARTS--0.30%
       24,286    Michelin (Class B)............       1,530,854
                                                  -------------
AUTOMOBILES--0.71%
       78,837    Renault S.A.*.................       3,659,212
                                                  -------------
BANKS--0.91%
       22,522    Societe Generale*.............       4,690,991
                                                  -------------
COMPUTER SOFTWARE & SERVICES--1.68%
       66,526    Cap Gemini S.A. ..............       8,643,621
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

FRANCE--(CONCLUDED)

ELECTRONICS--1.44%
       99,280    Schneider S.A. ...............   $   7,432,374
                                                  -------------
ENGINEERING & CONSTRUCTION--0.72%
       21,899    Suez Lyonnaise des Eaux
                   S.A. .......................       3,716,017
                                                  -------------
FOOD--0.84%
        7,513    Carrefour S.A. ...............       4,305,820
                                                  -------------
HEALTHCARE--1.12%
      118,201    Rhone Poulenc S.A.* ..........       5,783,216
                                                  -------------
MULTI-LINE INSURANCE--2.30%
      100,658    AXA-UAP.......................      11,822,417
                                                  -------------
OIL--1.68%
       72,704    Total S.A. (Class B)..........       8,648,039
                                                  -------------
OIL EQUIPMENT & SERVICES--1.57%
      113,531    Coflexip S.A. ADR.............       8,089,084
                                                  -------------
Total France Common Stocks.....................      68,321,645
                                                  -------------
GERMANY--8.11%
AUTOMOBILES--1.84%
       97,080    Daimler-Benz AG...............       9,477,817
                                                  -------------
BANKS--0.91%
       61,697    Bayer Vereinsbank.............       4,692,898
                                                  -------------
CONGLOMERATES--1.37%
       19,790    Preussag AG...................       7,035,758
                                                  -------------
INSURANCE--0.88%
        9,932    Munchener Ruckvers............       4,538,319
                                                  -------------
MACHINERY (DIVERSIFIED)--2.12%
       13,731    Mannesmann AG.................      10,895,736
                                                  -------------
MEDICAL PRODUCTS & SUPPLIES--0.69%
       52,590    Fresenius Medical Care AG*....       3,578,189
                                                  -------------
STEEL--0.30%
       14,690    SGL Carbon AG.................       1,547,953
                                                  -------------
Total Germany Common Stocks....................      41,766,670
                                                  -------------

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)

GREECE--0.05%
BANKS--0.05%
        2,376    Alpha Credit Bank.............   $     250,576
                                                  -------------
HONG KONG--1.40%
ELECTRONICS--0.31%
      473,000    Johnson Electric Holdings.....       1,602,924
                                                  -------------
FINANCIAL SERVICES--0.87%
      157,452    HSBC Holdings PLC (1).........       4,492,246
                                                  -------------
MANUFACTURED HOUSING--0.09%
      180,000    Cheung Kong Infrastucture.....         456,623
                                                  -------------
RETAIL--0.13%
    2,866,000    Giordano International
                   Ltd. .......................         665,995
                                                  -------------
Total Hong Kong Common Stocks..................       7,217,788
                                                  -------------
INDONESIA--0.07%
AUTOMOBILES--0.07%
    1,767,500    PT Astra International
                   Inc. .......................         347,977
                                                  -------------
ISRAEL--2.39%
COMPUTER SOFTWARE & SERVICES--0.27%
       54,585    Tecnomatix Technologies
                   Ltd.*.......................       1,385,094
                                                  -------------
COMPUTER SYSTEMS--0.57%
       61,911    Comverse Technology Inc.*.....       2,933,034
                                                  -------------
PHARMACEUTICAL--0.77%
       93,058    Teva Pharmaceutical Industries
                   Ltd. ADR....................       3,978,230
                                                  -------------
TELECOMMUNICATIONS--0.78%
      130,971    ECI Telecommunications
                   Ltd. .......................       3,994,615
                                                  -------------
Total Israel Common Stocks.....................      12,290,973
                                                  -------------
ITALY--4.16%
BANKS--1.14%
      245,296    BCA Intesa SPA*...............       1,384,797
      857,418    Credito Italiano..............       4,506,485
                                                  -------------
                                                      5,891,282
                                                  -------------
CONGLOMERATES--0.79%
    3,220,807    Montedison SPA*...............       4,063,852
                                                  -------------
HOUSEHOLD FURNITURE & APPLIANCES--1.05%
      211,515    Industrie Natuzzi SPA ADR.....       5,433,291
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

ITALY--(CONCLUDED)

OIL EQUIPMENT & SERVICES--0.31%
      276,183    Saipem*.......................   $   1,588,791
                                                  -------------
TELECOMMUNICATIONS--0.87%
      782,027    Telecom Italia Mobile SPA.....       4,459,013
                                                  -------------
Total Italy Common Stocks......................      21,436,229
                                                  -------------
JAPAN--3.84%
AUTOMOBILES--0.30%
       42,000    Honda Motor Co. ..............       1,523,349
                                                  -------------
COMPUTER SOFTWARE & SERVICES--0.67%
           80    NTT Data Corp. (1)............       3,457,760
                                                  -------------
ELECTRONICS--1.96%
      125,000    Minebea Co. ..................       1,397,914
      104,400    Sony Corp. ...................       8,685,538
                                                  -------------
                                                     10,083,452
                                                  -------------
PHOTOGRAPHY & IMAGING--0.91%
      198,000    Canon Inc. ...................       4,682,938
                                                  -------------
Total Japan Common Stocks......................      19,747,499
                                                  -------------
KOREA--0.89%
ELECTRONIC COMPONENTS & INSTRUMENTATION--0.33%
       34,110    Samsung Display Devices.......       1,697,205
                                                  -------------
MACHINERY (DIVERSIFIED)--0.44%
       71,192    Hyundai Heavy Industries......       2,290,502
                                                  -------------
STEEL--0.12%
       11,135    Pohang Iron & Steel Co. ......         593,617
                                                  -------------
Total Korea Common Stocks......................       4,581,324
                                                  -------------
MEXICO--1.54%
BANKS--0.63%
      237,586    Grupo Financiero Bancomer S.A.
                   ADR+* (1)...................       3,237,109
                                                  -------------
FOOD--0.12%
      271,589    Gruma S.A. de C.V. (Series
                   B)*.........................         623,886
                                                  -------------
TELECOMMUNICATIONS--0.79%
       67,461    Grupo Carso S.A. de C.V.
                   (Series A)..................         424,813
      297,003    Grupo Carso S.A. de C.V. ADR
                   (1).........................       3,623,437
                                                  -------------
                                                      4,048,250
                                                  -------------
Total Mexico Common Stocks.....................       7,909,245
                                                  -------------

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)

NETHERLANDS--6.18%
ELECTRONICS--1.06%
       62,051    Philips Electronics...........   $   5,467,590
                                                  -------------
FINANCIAL SERVICES--2.78%
      219,892    Internationale Nederlanden
                   Groep N.V. .................      14,292,273
                                                  -------------
OIL EQUIPMENT & SERVICES--0.94%
       83,123    IHC Caland N.V. ..............       4,839,000
                                                  -------------
STEEL--1.40%
      256,685    Ispat International N.V.
                   (Class A)*..................       7,187,180
                                                  -------------
Total Netherlands Common Stocks................      31,786,043
                                                  -------------
NORWAY--0.59%
BANKS--0.23%
      222,160    Den Norske Bank...............       1,167,923
                                                  -------------
OIL EQUIPMENT & SERVICES--0.36%
       28,523    Petroleum Geo Services*.......       1,851,410
                                                  -------------
Total Norway Common Stocks.....................       3,019,333
                                                  -------------
PANAMA--1.33%
BANKS--0.36%
       52,497    Banco Latinoamericano de
                   Exportaciones S.A. (Class
                   E)..........................       1,876,768
                                                  -------------
BEVERAGES--0.97%
      124,715    Panamerican Beverages Inc. ...       4,973,010
                                                  -------------
Total Panama Common Stocks.....................       6,849,778
                                                  -------------
PERU--0.48%
TELECOMMUNICATIONS--0.48%
      111,390    Telefonica Del Peru S.A.
                   ADR.........................       2,464,504
                                                  -------------
PHILIPPINES--0.48%
BANKS--0.24%
      160,100    Metropolitan Bank & Trust Co.
                   (1)*........................       1,246,108
                                                  -------------
BEVERAGES--0.24%
      754,000    San Miguel Corp. (Class B)
                   (1).........................       1,239,452
                                                  -------------
Total Philippines Common Stocks................       2,485,560
                                                  -------------
PORTUGAL--1.53%
BANKS--0.93%
      136,551    Banco Comercial Portugues
                   S.A. .......................       4,787,265
                                                  -------------
RETAIL-- FOOD CHAINS--0.21%
       22,627    Estabelecimentos Jeronimo
                   Martins & Filho, SGPS,
                   S.A. .......................       1,057,854
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

PORTUGAL--(CONCLUDED)

TELECOMMUNICATIONS--0.39%
       11,318    Telecel-Comunicacoes
                   Pessoais S.A.*..............   $   2,030,410
                                                  -------------
Total Portugal Common Stocks...................       7,875,529
                                                  -------------
SOUTH AFRICA--0.94%
COMPUTER SOFTWARE & SERVICES--0.94%
      692,748    Dimension Data Holdings
                   Ltd.*.......................       4,811,131
                                                  -------------
SPAIN--2.63%
BANKS--0.92%
       56,934    Argentaria Corp. BC...........       4,747,616
                                                  -------------
OIL--1.71%
      160,753    Repsol S.A. ..................       8,813,445
                                                  -------------
Total Spain Common Stocks......................      13,561,061
                                                  -------------
SWEDEN--2.09%
AUTO PARTS--0.84%
      141,972    Autoliv Inc. SDR..............       4,309,406
                                                  -------------
PHARMACEUTICAL--0.99%
      121,198    Pharmacia & Upjohn Inc. ......       5,097,891
                                                  -------------
TELECOMMUNICATIONS--0.26%
       25,960    Ericsson LM...................       1,368,080
                                                  -------------
Total Sweden Common Stocks.....................      10,775,377
                                                  -------------
SWITZERLAND--3.14%
ELECTRICAL EQUIPMENT--1.08%
        3,387    ABB AG........................       5,552,829
                                                  -------------
MULTI-LINE INSURANCE--0.90%
        7,605    Zurich Versicherungs..........       4,632,436
                                                  -------------
PHARMACEUTICAL--1.16%
        3,618    Novartis AG...................       5,979,767
                                                  -------------
Total Switzerland Common Stocks................      16,165,032
                                                  -------------
TAIWAN--0.93%
ELECTRONICS--0.93%
    1,111,000    Taiwan Semiconductor
                   Manufacturing Co. Ltd. .....       4,801,210
                                                  -------------
UNITED KINGDOM--10.15%
AUTO PARTS--1.29%
    1,489,478    LucasVarity PLC...............       6,658,398
                                                  -------------

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
UNITED KINGDOM--(CONCLUDED)

BANKS--0.58%
      243,679    Bank of Scotland..............   $   2,995,873
                                                  -------------
ENGINEERING & CONSTRUCTION--0.25%
      355,312    Senior Engineering............       1,307,526
                                                  -------------
LEISURE--2.39%
      836,318    Airtours PLC..................       7,326,784
      287,177    Granada Group PLC.............       4,947,717
                                                  -------------
                                                     12,274,501
                                                  -------------
MACHINERY (DIVERSIFIED)--2.52%
      579,299    Siebe PLC.....................      12,945,749
                                                  -------------
METALS--1.12%
      566,301    Johnson Matthey PLC...........       5,740,344
                                                  -------------
MULTI-LINE INSURANCE--1.21%
      120,736    Commercial Union PLC..........       2,259,877
      357,042    Royal & Sun Alliance Insurance
                   Group*......................       3,989,456
                                                  -------------
                                                      6,249,333
                                                  -------------
PUBLISHING--0.38%
      221,844    Reed International PLC........       1,961,149
                                                  -------------
RAILROADS--0.41%
      115,866    Railtrack Group PLC...........       2,117,363
                                                  -------------
Total United Kingdom Common Stocks.............      52,250,236
                                                  -------------
UNITED STATES--21.47%
BANKS--1.30%
       44,501    Citicorp......................       6,697,400
                                                  -------------
CHEMICALS--0.91%
       22,497    Avery Dennison Corp. .........       1,178,281
       48,351    DuPont (E.I.) de Nemours & Co.
                   (1)*........................       3,520,557
                                                  -------------
                                                      4,698,838
                                                  -------------
COMPUTER SOFTWARE & SERVICES--2.87%
      109,083    EMC Corp.*....................       5,031,454
      189,166    First Data Corp. .............       6,407,998
       28,733    International Business
                   Machines....................       3,329,436
                                                  -------------
                                                     14,768,888
                                                  -------------
COMPUTER SYSTEMS--0.25%
       30,631    Sun Microsystems Inc.*........       1,261,614
                                                  -------------
CONGLOMERATES--2.21%
      259,188    Allied-Signal Inc. ...........      11,355,674
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONCLUDED)
ELECTRICAL EQUIPMENT--1.04%
      124,943    Harman International
                   Industries Inc. ............   $   5,372,549
                                                  -------------
ELECTRONICS--3.17%
       38,526    Intel Corp. ..................       3,113,382
       52,574    Motorola Inc. ................       2,924,429
      387,972    Sensormatic Electronics Corp.
                   (1).........................       6,062,063
      105,534    Thermo Electron Corp.*........       4,201,572
                                                  -------------
                                                     16,301,446
                                                  -------------
FINANCIAL SERVICES--2.28%
       71,716    Morgan Stanley, Dean Witter,
                   Discover & Co. .............       5,656,600
       99,515    Travelers Group Inc. .........       6,089,074
                                                  -------------
                                                     11,745,674
                                                  -------------
INDUSTRIAL SERVICES & SUPPLIES--0.62%
      101,510    Ecolab Inc. ..................       3,216,598
                                                  -------------
OFFICE EQUIPMENT & SUPPLIES--0.54%
       71,308    Zebra Technologies Corp.
                   (Class A)*..................       2,763,185
                                                  -------------
OIL EQUIPMENT & SERVICES--0.78%
       48,664    Schlumberger Ltd. ............       4,033,029
                                                  -------------
PHARMACEUTICAL--1.48%
      104,089    R.P. Scherer Corp.*...........       7,598,497
                                                  -------------
RETAIL--1.09%
       94,434    Sears Roebuck & Co. ..........       5,601,117
                                                  -------------
TELECOMMUNICATIONS--2.93%
      284,242    Airtouch Communications
                   Inc.*.......................      15,100,356
                                                  -------------
Total United States Common Stocks..............     110,514,865
                                                  -------------
Total Common Stocks (cost--$381,546,262).......     489,784,489
                                                  -------------

PREFERRED STOCKS--1.27%
BRAZIL--0.97%
TELECOMMUNICATIONS--0.97%
   14,751,285    Telecomunicacoes de Sao Paolo
                   S.A. Telesp.................       5,017,488
                                                  -------------
GERMANY--0.30%
MEDICAL PRODUCTS & SUPPLIES--0.30%
       27,982    Fresenius Medical Care AG*....       1,531,210
                                                  -------------
Total Preferred Stocks (cost--$6,147,596)......       6,548,698
                                                  -------------

PAINEWEBBER GLOBAL EQUITY FUND

   PRINCIPAL
    AMOUNT                                         MATURITY  INTEREST
     (000)                                           DATE      RATE          VALUE
---------------                                    --------  --------    -------------

REPURCHASE AGREEMENT--3.04%
$        15,660    Repurchase Agreement dated
                     04/30/98 with State Street
                     Bank & Trust Company,
                     collateralized by
                     $15,400,000 U.S. Treasury
                     Notes, 6.250% due 02/15/07
                     (value-$15,977,500);
                     proceeds: $15,662,340
                     (cost-$15,660,000)..........  05/01/98   5.380%     $  15,660,000
                                                                         -------------
Total Investments (cost--$403,353,858)--99.46%.......................      511,993,187
Other assets in excess of liabilities--0.54%.........................        2,270,795
                                                                         -------------
Net Assets--100.00%..................................................    $ 514,763,982
                                                                         -------------
                                                                         -------------

-----------------

*    Non-income producing security.

ADR  American Depository Receipts

GDR Global Depository Receipts

SDR Special Drawing Rights

(1)  Security, or a portion thereof, was on loan at April 30, 1998.

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS                               APRIL 30, 1998(UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--83.23%
ARGENTINA--4.13%
BANKS--0.64%
        2,137    Banco De Galicia y Buenos
                   Aires S.A. de C.V. ADR......   $      52,356
       11,600    IRSA Inversiones y
                   Representaciones S.A. Class
                   B...........................          44,899
                                                  -------------
                                                         97,255
                                                  -------------
DIVERSIFIED INDUSTRIALS--0.53%
       13,395    Perez Companc S.A. Class B....          80,516
                                                  -------------
OIL EXPLORATION & PRODUCTION--1.30%
        5,667    YPF Sociedad Anonima Series D
                   ADR.........................         197,636
                                                  -------------
PROPERTY--0.16%
        1,200    Cresud S.A. C.I.F.yA. ADR*....          23,850
                                                  -------------
RETAILERS, FOOD--0.11%
          400    Disco S A ADR*................          15,900
                                                  -------------
TELECOMMUNICATIONS--1.39%
       10,800    Telecom Argentina S.A. .......          77,771
        3,430    Telefonica de Argentina S.A.
                   Class B ADR.................         132,270
                                                  -------------
                                                        210,041
                                                  -------------
Total Argentina Common Stocks..................         625,198
                                                  -------------
BOTSWANA--0.59%
BREWERIES, PUBS, & RESTAURANTS--0.59%
       56,700    Sechaba Breweries Ltd. .......          89,234
                                                  -------------
BRAZIL--5.76%
ELECTRICITY--2.48%
    1,240,000    Companhia Paulista de Forca e
                   Luz.........................         171,311
      510,000    Light Servicos de Eletricidade
                   S.A. .......................         205,133
                                                  -------------
                                                        376,444
                                                  -------------
TELECOMMUNICATIONS--3.28%
    3,650,000    Telecomunicacones Brasileiras
                   S.A. (Telebras).............         362,239
        1,100    Telecomunicacones Brasileiras
                   S.A. (Telebras) ADR.........         133,994
                                                  -------------
                                                        496,233
                                                  -------------
Total Brazil Common Stocks.....................         872,677
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

CHILE--3.72%
BANKS--0.61%
        3,700    Banco BHIF ADR................   $      46,019
        3,300    Banco Santander Chile Series A
                   ADS.........................          46,200
                                                  -------------
                                                         92,219
                                                  -------------
BREWERY--0.31%
        1,700    Compania Cervecerias Unidas
                   S.A. ADR....................          47,600
                                                  -------------
ELECTRICITY--1.19%
        3,450    Chilectra S.A. ADR............          97,014
        3,747    Gener S.A. ADR................          83,839
                                                  -------------
                                                        180,853
                                                  -------------
EXTRACTIVE INDUSTRIES--0.29%
        1,000    Sociedad Quimica Y Minera de
                   Chile S.A. Series B ADR.....          43,437
                                                  -------------
RETAILERS, GENERAL--0.17%
        1,529    Santa Isabel SA ADR...........          25,229
                                                  -------------
TELECOMMUNICATIONS--1.15%
        6,925    Compania de Telecomunicaciones
                   de Chile S.A. ADR...........         173,558
                                                  -------------
Total Chile Common Stocks......................         562,896
                                                  -------------
CHINA--0.66%
ELECTRICITY & GAS--0.48%
        3,300    Huaneng Power International
                   Inc. ADR*...................          72,600
                                                  -------------
TRANSPORTATION--0.18%
       64,000    Qingling Motors Co. Class H...          27,679
                                                  -------------
Total China Common Stocks......................         100,279
                                                  -------------
CROATIA--0.48%
HEALTH/PERSONAL CARE--0.48%
        3,980    Pliva dd GDR..................          72,038
                                                  -------------
CZECH REPUBLIC--0.60%
TELECOMMUNICATIONS--0.60%
          625    SPT Telecom A.S.*.............          90,899
                                                  -------------
EGYPT--0.61%
BANKS--0.61%
        5,510    Commercial International Bank
                   GDR.........................          93,119
                                                  -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)

GREECE--3.20%
BANKS--0.75%
        1,080    Alpha Credit Bank*............   $     113,898
                                                  -------------
BEVERAGE & TOBACCO MANUFACTURING--1.40%
        5,710    Hellenic Bottling Co. S.A. ...         212,497
                                                  -------------
TELECOMMUNICATIONS--1.05%
        5,520    Greek Telecom.................         158,021
                                                  -------------
Total Greece Common Stocks.....................         484,416
                                                  -------------
HONG KONG--2.52%
COMMERCE/INDUSTRIAL--0.44%
      110,000    Beijing Datang Power
                   Generation Company Ltd.*....          44,733
        7,000    Citic Pacific Ltd. ...........          21,508
                                                  -------------
                                                         66,241
                                                  -------------
COMMUNICATIONS--0.30%
       24,000    China Telecom*................          45,546
                                                  -------------
CONSTRUCTION--0.88%
      121,000    Anhui Expressway Co. Ltd. ....          19,214
       21,000    Cheung Kong Infrastucture.....          53,272
       28,000    New World Infrastructure Ltd.
                   (1)*........................          60,186
                                                  -------------
                                                        132,672
                                                  -------------
ELECTRICAL APPLIANCES--0.19%
       18,000    Founder Hong Kong Ltd.*.......          14,988
       34,000    Legend Holdings*..............          14,595
                                                  -------------
                                                         29,583
                                                  -------------
FOODS--0.04%
        7,000    NG Fung Hong Ltd. ............           6,326
                                                  -------------
MINING--0.27%
      158,000    Yanzhou Coal Mining Co.
                   Ltd.*.......................          41,305
                                                  -------------
REAL ESTATE--0.27%
       77,000    China Resources Beijing*......          40,756
                                                  -------------
SHIPPING--0.06%
       13,000    Cosco Pacific Ltd. ...........           8,811
                                                  -------------
WHOLESALE--0.07%
       16,000    Guangnan Holdings.............          10,328
                                                  -------------
Total Hong Kong Common Stocks..................         381,568
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

HUNGARY--3.05%
BANKS--0.51%
        1,600    OTP Bank National Savings &
                   Commerical Bank*............   $      76,800
                                                  -------------
BUILDING MATERIALS/CONSTRUCTION--0.30%
        1,082    Pannonplast Muanya RT.........          45,901
                                                  -------------
HEALTH/PERSONAL CARE--0.86%
          460    EGIS Gyogyszergyar............          23,984
        1,000    Gedeon Richter RT GDR.........         106,500
                                                  -------------
                                                        130,484
                                                  -------------
MISCELLANEOUS MANUFACTURING--0.30%
        1,200    Borsodchem RT GDR*+...........          45,600
                                                  -------------
OILS--0.55%
        2,760    Magyar Olaj Es Gazipari KT*...          82,860
                                                  -------------
UTILITIES--0.53%
        2,710    Matav Rt*.....................          79,945
                                                  -------------
Total Hungary Common Stocks....................         461,590
                                                  -------------
INDIA--8.11%
BANKS, RETAIL--1.15%
       24,000    State Bank of India...........         174,040
                                                  -------------
ELECTRICAL EQUIPMENT--0.52%
        8,000    Bharat Heavy Electricals
                   Ltd. .......................          79,164
                                                  -------------
ELECTRICITY & GAS--0.40%
       22,000    Tata Power Co. ...............          60,989
                                                  -------------
ENGINEERING VEHICLES--0.27%
          100    Bajaj Auto Ltd. ..............           1,500
        5,450    Mahindra & Mahindra Ltd. .....          39,673
                                                  -------------
                                                         41,173
                                                  -------------
HOUSEHOLD GOODS & TEXTILES--1.71%
        1,500    Hindustan Lever...............          59,562
       42,000    Reliance Industry.............         199,768
                                                  -------------
                                                        259,330
                                                  -------------
OIL, INTEGRATED--1.19%
       10,700    Bharat Petroleum Corp.
                   Ltd. .......................         107,768
        7,100    Hindustan Petroleum Corp.
                   Ltd. .......................          72,180
                                                  -------------
                                                        179,948
                                                  -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)

PHARMACEUTICALS--0.44%
        4,000    Ranbaxy Laboratories Ltd. ....   $      66,826
                                                  -------------
TELECOMMUNICATIONS--1.51%
       24,200    Mahanagar Telephone Nigam.....         153,554
        3,800    Videsh Sanchar Nigam Ltd. ....          74,153
                                                  -------------
                                                        227,707
                                                  -------------
TOBACCO--0.92%
        7,000    ITC Ltd. .....................         138,934
                                                  -------------
Total India Common Stocks......................       1,228,111
                                                  -------------
INDONESIA--1.14%
COMMUNICATIONS--0.37%
       18,000    Indosat.......................          26,325
       77,000    Telekomunikasi Indonesia......          30,319
                                                  -------------
                                                         56,644
                                                  -------------
FOODS--0.15%
       52,000    Indofoods Sukses Makmur.......          22,100
                                                  -------------
MINING--0.10%
       17,500    PT Tambang Timah..............          14,601
                                                  -------------
MISCELLANEOUS MANUFACTURING--0.32%
       11,000    P.T. Gudang Garam.............          13,131
       54,000    PT H. M. Sampoerna............          35,269
                                                  -------------
                                                         48,400
                                                  -------------
OILS--0.20%
        2,000    Gulf Indonesia Resources
                   Ltd. .......................          30,750
                                                  -------------
Total Indonesia Common Stocks..................         172,495
                                                  -------------
ISRAEL--2.51%
BANKS--0.75%
       62,000    Bank Leumi Le-Israel..........         113,129
                                                  -------------
ELECTRONICS--0.25%
          870    NICE-Systems Ltd.*............          37,410
                                                  -------------
PHARMACEUTICALS--0.75%
        2,660    Teva Pharmaceutical Industries
                   Ltd. ADS....................         113,715
                                                  -------------
TELECOMMUNICATIONS--0.76%
        3,780    ECI Telecommunications
                   Ltd.*.......................         115,290
                                                  -------------
Total Israel Common Stocks.....................         379,544
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

KOREA--3.63%
BANKS--0.45%
       10,926    Kookmin Bank*.................   $      69,079
                                                  -------------
COMMUNICATIONS--0.37%
           95    Korea Mobile Telecom Corp.*...          55,966
                                                  -------------
ELECTRICAL APPLIANCES--2.01%
        9,310    L.G. Electronics Inc.*........         110,759
        1,500    L.G. Information &
                   Communication Ltd. .........          45,567
          343    Samsung Display Devices
                   Co. ........................          17,066
        2,360    Samsung Electronics Corp. ....         130,670
                                                  -------------
                                                        304,062
                                                  -------------
ELECTRICITY & GAS--0.31%
        3,450    Korea Electric Power Corp.*...          46,981
                                                  -------------
MACHINERY/ENGINE SERVICES--0.33%
       10,000    Daewoo Heavy Industrial.......          49,457
                                                  -------------
OILS--0.16%
        3,310    Ssangyong Oil Refining Co.
                   Ltd. .......................          23,872
                                                  -------------
Total Korea Common Stocks......................         549,417
                                                  -------------
MALAYSIA--0.90%
COMMUNICATIONS--0.14%
        7,000    Telekom Malaysia Berhad.......          21,019
                                                  -------------
ELECTRICITY & GAS--0.26%
       20,000    Tenaga Nasional Berhad........          39,946
                                                  -------------
SERVICES--0.50%
        4,000    Berjaya Sports Toto Berhad....           9,491
       19,000    Magnum Corp. Berhad...........          12,735
       11,000    Resorts World Berhad..........          21,233
       14,000    Tanjong PLC...................          31,903
                                                  -------------
                                                         75,362
                                                  -------------
Total Malaysia Common Stocks...................         136,327
                                                  -------------
MEXICO--12.58%
BANKS--0.79%
       38,000    Grupo Financiero Banamex*.....         118,750
                                                  -------------
BREWERIES, PUBS, & RESTAURANTS--1.15%
       23,500    Fomento Economico Mexicano,
                   S.A. de C.V. Series B.......         174,033
                                                  -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
MEXICO--(CONCLUDED)

BUILDING MATERIALS & MERCHANTS--1.87%
       56,500    Cemex, S.A. de C.V.*..........   $     282,500
                                                  -------------
BUILDING & CONSTRUCTION--0.70%
       21,300    Consorico Ara, S.A. de
                   C.V.*.......................         106,249
                                                  -------------
DIVERSIFIED INDUSTRIALS--1.54%
       13,300    Desc--Sociedad de Fomento
                   Industrial, S.A. de C.V.
                   Series B*...................          92,535
       33,000    Grupo Industrial Saltillo,
                   S.A. de C.V.*...............         140,872
                                                  -------------
                                                        233,407
                                                  -------------
FOOD PRODUCERS--0.66%
       19,000    Grupo Industrial Bimbo, S.A.
                   de C.V......................          47,724
       46,000    Sistema Argos, S.A. de C.V.
                   Series B....................          52,509
                                                  -------------
                                                        100,233
                                                  -------------
MEDIA--0.99%
        5,500    Grupo Televisa, S.A. de
                   C.V.*.......................         112,854
        2,000    TV Azteca, S.A. de C.V. ADR...          37,250
                                                  -------------
                                                        150,104
                                                  -------------
METALS--0.35%
        2,900    Tubos De Acero de Mexico, S.A.
                   de C.V. ADR*................          53,288
                                                  -------------
PAPER, PACKAGING & PRINTING--0.47%
       14,600    Kimberly Clark de Mexico S.A.
                   de C.V. ....................          71,709
                                                  -------------
RETAIL--0.82%
      100,000    Control Commerical Mexico.....         123,821
                                                  -------------
RETAILERS, GENERAL--1.13%
      101,000    Cifra, S.A. de C.V. Series
                   C...........................         171,748
                                                  -------------
TELECOMMUNICATIONS--2.11%
        5,640    Telefonos de Mexico, S.A. de
                   C.V. ADR....................         319,365
                                                  -------------
Total Mexico Common Stocks.....................       1,905,207
                                                  -------------
PAKISTAN--0.61%
BANKS--0.00%
            4    Bank of Punjab Ltd. ..........               1
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

PAKISTAN--(CONCLUDED)

CHEMICALS--0.26%
        9,899    Engro Chemicals Pakistan
                   Ltd.*.......................   $      22,057
        9,000    Fauji Fertilizer Co. Ltd.*....          17,747
                                                  -------------
                                                         39,804
                                                  -------------
ELECTRICITY--0.26%
       39,000    Hub Power Co. ................          39,735
                                                  -------------
OIL EXPLORATION & PRODUCTION--0.09%
        2,552    Pakistan State Oil Company
                   Ltd.*.......................          12,879
                                                  -------------
Total Pakistan Common Stocks...................          92,419
                                                  -------------
PERU--0.44%
BUILDING & CONSTRUCTION--0.00%
            1    Cementos Norte Pacasmayo,
                   S.A. .......................               2
                                                  -------------
TELECOMMUNICATIONS--0.44%
        3,000    Telefonica Del Peru S.A. Class
                   B ADS.......................          66,375
                                                  -------------
Total Peru Common Stocks.......................          66,377
                                                  -------------
PHILIPPINES--1.82%
BANKS--0.01%
        1,000    Far East Bank & Trust.........           1,133
                                                  -------------
COMMUNICATIONS--1.07%
      611,000    Digital Telecommunications
                   Philiphines, Inc.
                   (Digitel)*..................          26,479
        5,081    Philippine Long Distance
                   Telephone Co. ..............         136,042
                                                  -------------
                                                        162,521
                                                  -------------
ELECTRICITY & GAS--0.38%
       20,361    Manila Electric Co. Class B...          57,812
                                                  -------------
REAL ESTATE--0.36%
      138,104    Ayala Land Inc. ..............          54,175
                                                  -------------
Total Philippines Common Stocks................         275,641
                                                  -------------
POLAND--2.54%
BANKS--1.02%
        1,020    Bank Przemyslowo-Handlowy
                   S.A. .......................          90,093
        8,460    Bank Wielkopolski.............          65,508
                                                  -------------
                                                        155,601
                                                  -------------
BUILDING MATERIALS & CONSTRUCTION--0.24%
        1,300    Gorazdze S.A. ................          35,978
                                                  -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
POLAND--(CONCLUDED)

DIVERSIFIED HOLDINGS COMPANIES--0.80%
        8,500    Elektrim Spolka Akcyjna
                   S.A. .......................   $     121,375
                                                  -------------
ELECTRICAL EQUIPMENT--0.48%
        7,935    Bydgodsa Fabryka Kabli
                   S.A.*.......................          72,423
                                                  -------------
Total Poland Common Stocks.....................         385,377
                                                  -------------
PORTUGAL--4.25%
BANKS--0.58%
        1,830    Banco Espirito Santo e
                   Comercial de Lisboa,
                   S.A. .......................          87,546
                                                  -------------
BUILDING MATERIALS & CONSTRUCTION--0.53%
        2,170    Cimpor-Cimento de Portugal....          80,253
                                                  -------------
FORESTRY/PAPER PRODUCTS--0.50%
        2,600    Semapa Sociedade de
                   Investimento e Gestao, SGPS,
                   S.A. .......................          76,042
                                                  -------------
INSURANCE SERVICES--0.40%
        1,780    Companhia de Seguros Mundial
                   Confianca S.A.*.............          61,253
                                                  -------------
RETAIL--0.89%
        2,871    Estabelecimentos Jeronimo
                   Martins & Filho, SGPS,
                   S.A.*.......................         134,224
                                                  -------------
TELECOMMUNICATIONS--1.35%
        2,240    Portugal Telecom S.A. ........         120,372
          465    Telecel Comunicacaoes Pessoais
                   S.A.*.......................          83,419
                                                  -------------
                                                        203,791
                                                  -------------
Total Portugal Common Stocks...................         643,109
                                                  -------------
RUSSIA--2.46%
ELECTRICITY--0.92%
        4,180    Unified Energy System* GDR....         140,030
                                                  -------------
OILS--1.54%
        5,590    Gazprom ADR (1)...............         103,135
        1,490    Lukoil Holdings...............          98,713
        4,140    Surgutneftegaz ADR............          31,050
                                                  -------------
                                                        232,898
                                                  -------------
Total Russia Common Stocks.....................         372,928
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

SOUTH AFRICA--8.43%
BANKS--1.37%
       14,600    Amalg Banks of South Africa...   $     126,385
        6,200    First National Bank Holding
                   Ltd. .......................          80,966
                                                  -------------
                                                        207,351
                                                  -------------
BREWERIES, PUBS, & RESTAURANTS--0.99%
        4,466    South African Brewery Ltd. ...         149,868
                                                  -------------
DIVERSIFIED INDUSTRIALS--1.47%
        2,100    Anglo America Industrial Corp.
                   Ltd. .......................          64,404
       16,391    Barlow Ltd. ..................         158,429
                                                  -------------
                                                        222,833
                                                  -------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.21%
        4,503    Dimension Data Holdings
                   Ltd.*.......................          31,273
                                                  -------------
EXTRACTIVE INDUSTRIES--1.13%
        2,090    Anglo American Corporation of
                   South Africa Ltd. S.A. .....         123,647
       16,900    Billiton PLC*.................          47,817
                                                  -------------
                                                        171,464
                                                  -------------
OIL EXPLORATION & PRODUCTION--1.11%
       16,715    Sasol Ltd. ...................         168,672
                                                  -------------
OTHER FINANCIAL--0.69%
        6,300    Fedsure Holdings Ltd. ........         105,333
                                                  -------------
PAPER, PACKAGING & PRINTING--0.74%
       35,800    Malbak Ltd. ..................          34,001
       18,100    Nampak Ltd. ..................          78,073
                                                  -------------
                                                        112,074
                                                  -------------
PHARMACEUTICALS--0.26%
        7,000    South African Druggist
                   Ltd. .......................          38,781
                                                  -------------
RETAILERS, GENERAL--0.46%
        6,700    Ellerine Holdings Ltd. .......          69,598
                                                  -------------
Total South Africa Common Stocks...............       1,277,247
                                                  -------------
TAIWAN--4.34%
COMMERCE/INDUSTRIAL--0.40%
        4,981    Teco Electric & Machinery Ltd.
                   GDR.........................          61,640
                                                  -------------
ELECTRICAL APPLIANCES--2.80%
        7,500    Acer Inc.*....................          66,375
        3,500    Asustek Computer Inc.*........          71,750

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
TAIWAN--(CONCLUDED)
ELECTRICAL APPLIANCES--(CONCLUDED)

        5,260    Siliconware Precision
                   Industries Company GDR*
                   (1).........................   $      79,557
        8,400    Taiwan Semiconductor
                   Manufacturing Company Ltd.*
                   (1) ........................         206,325
                                                  -------------
                                                        424,007
                                                  -------------
INSURANCE--0.54%
        4,000    Fubon Insurance Ltd. .........          81,200
                                                  -------------
MISCELLANEOUS FINANCIAL--0.60%
        5,500    R.O.C. Taiwan Fund............          90,750
                                                  -------------
Total Taiwan Common Stocks.....................         657,597
                                                  -------------
THAILAND--1.40%
BANKS--0.50%
       15,000    Bangkok Bank Public Co.
                   Ltd. .......................          37,646
       17,000    Thai Farmers Bank PLC.........          38,926
                                                  -------------
                                                         76,572
                                                  -------------
COMMUNICATIONS--0.28%
        6,000    Advanced Information Service
                   PLC.........................          41,915
                                                  -------------
ELECTRICITY & GAS--0.18%
       14,000    Electricity Generating Public
                   Company Ltd. ...............          27,167
                                                  -------------
OIL & GAS--0.44%
        6,300    PTT Exploration & Production
                   Public Comany Ltd. .........          66,504
                                                  -------------
Total Thailand Common Stocks...................         212,158
                                                  -------------
TURKEY--1.97%
BANKS--1.00%
      739,810    Akbank........................          62,896
    1,800,000    Yapi ve Kredi Bankasi A.S. ...          88,218
                                                  -------------
                                                        151,114
                                                  -------------
HOUSEHOLD DURABLES & APPLIANCES--0.36%
    1,095,423    Trakya Cam Sanayii A.S. ......          54,782
                                                  -------------
RETAIL--0.39%
       61,000    Migros Turk T.A.S. ...........          59,792
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONCLUDED)
TURKEY--(CONCLUDED)
TELECOMMUNICATIONS EQUIPMENT--0.22%
       90,000    Netas Northern Electric
                   Telekomunikasyon A.S.*......   $      33,487
                                                  -------------
Total Turkey Common Stocks.....................         299,175
                                                  -------------
VENEZUELA--0.60%
ELECTRICITY--0.33%
       81,837    Electricidad de Caracas.......          50,243
                                                  -------------
TELECOMMUNICATIONS--0.27%
        1,200    Compania Anonima National
                   Telecom de Venezuela (CANTV)
                   ADR.........................          40,200
                                                  -------------
Total Venezuela Common Stocks..................          90,443
                                                  -------------
ZIMBABWE--0.18%
OTHER FINANCIAL--0.18%
       39,000    NMBZ Holdings.................          27,300
                                                  -------------
Total Common Stocks (cost--$11,860,217)........      12,604,786
                                                  -------------

PREFERRED STOCKS--11.48%
BRAZIL--11.48%
BANKS--1.06%
    6,076,655    Banco Bradesco S.A.*..........          55,790
      155,000    Banco Itau S.A.*..............         104,359
                                                  -------------
                                                        160,149
                                                  -------------
BREWERIES, PUBS, & RESTAURANTS--0.53%
      122,000    Cia Cervejaria Brahma.........          79,474
                                                  -------------
BUILDING MATERIALS & MERCHANTS--0.78%
      520,000    Companhia Cimento Portland
                   Itau (CIA)..................         118,218
                                                  -------------
ELECTRICITY--2.65%
    7,700,000    Centrais Electricas
                   Brasileiras S.A.
                   (Electrobras)...............         343,442
    1,200,000    Companhia Energetica de Minas
                   Gerias (CEMIG)..............          58,235
                                                  -------------
                                                        401,677
                                                  -------------
ENGINEERING--0.35%
        8,100    Usinas Siderurgicas de Minas
                   Gerais S.A. (Usiminas)*.....          53,119
                                                  -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

PREFERRED STOCKS--(CONTINUED)
BRAZIL--(CONCLUDED)

MINING--1.15%
        7,409    Companhia Vale do Rio Doce....   $     174,704
                                                  -------------
OIL EXPLORATION & PRODUCTION--2.43%
    1,452,000    Petroleo Brasileiros S.A.
                   (Petrobras)*................         368,189
                                                  -------------
RETAILERS, GENERAL--0.01%
      280,000    Empresa Nacional de Comercio
                   Redito e Participacoes
                   S.A. .......................             764
                                                  -------------
TELECOMMUNICATIONS--2.52%
      472,864    Telecomunicacoes de Sao Paulo
                   S.A. (Electrobras)..........         160,840
      259,472    Telecomunicacoes do Parana
                   S.A. (Telepar)..............         148,153
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

PREFERRED STOCKS--(CONCLUDED)
BRAZIL--(CONCLUDED)
      600,000    Telecomunicacones Brasileiras
                   S.A. (Telebras).............   $      73,239
                                                  -------------
                                                        382,232
                                                  -------------
Total Preferred Stocks (cost--$1,725,181)......       1,738,526
                                                  -------------

  NUMBER OF
   RIGHTS
-------------

RIGHTS--0.02%
KOREA--0.02%
ELECTRICAL APPLIANCES--0.02%
          187    Samsung Electronics Corp.,
                   (rights expiring 06/10/98)
                   (cost--$0)..................           3,610

                                                                                                          -----------
Total Investments (cost--$13,585,398)--94.73%..........................................................    14,346,922
                                                                                                              798,706
Other assets in excess of liabilities--5.27%...........................................................
                                                                                                          -----------
Net Assets--100.00%....................................................................................   $15,145,628
                                                                                                          -----------
                                                                                                          -----------

-------------

*   Non-income producing security

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration; normally to qualified institutional buyers.

ADR American Depositary Receipts

ADS American Depositary Shares

GDR Global Depositary Receipts

(1)  Security, or portion thereof, was loaned at April 30, 1998.

                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PORTFOLIO OF INVESTMENTS                               APRIL 30, 1998(UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--96.02%
AUSTRALIA--26.98%
BANKS--5.03%
   147,300       Australia & New Zealand
                   Banking Group Ltd. .........   $   1,028,306
    41,000       St. George Bank Ltd. .........         243,622
   144,200       Westpac Bank Corp. ...........         968,761
                                                  -------------
                                                      2,240,689
                                                  -------------
BREWERIES, PUBS, & RESTAURANTS--2.00%
   409,300       Foster's Brewing Group
                   Ltd. .......................         891,667
                                                  -------------
BUILDING MATERIALS & MERCHANTS--0.81%
   125,500       Pioneer International Ltd. ...         358,536
                                                  -------------
DIVERSIFIED INDUSTRIALS--4.15%
    98,239       Broken Hill Propriety Co.
                   Ltd. .......................         961,146
   183,800       Pacific Dunlop Ltd. ..........         340,469
   153,000       WMC Ltd. .....................         544,877
                                                  -------------
                                                      1,846,492
                                                  -------------
ENGINEERING--1.39%
   224,800       Pacific BBA Ltd. .............         618,028
                                                  -------------
EXTRACTIVE INDUSTRIES--5.00%
    36,300       Brambles Industries Ltd. .....         748,420
   314,000       Normandy Mining Ltd. .........         350,219
    63,000       Rio Tinto Ltd. ...............         873,693
   558,000       Savage Resources..............         254,769
                                                  -------------
                                                      2,227,101
                                                  -------------
INSURANCE--0.58%
    55,800       QBE Insurance Group...........         256,225
                                                  -------------
LEISURE & HOTELS--1.55%
   126,300       TABCORP Holdings Ltd. ........         687,866
                                                  -------------
MEDIA--1.10%
    72,900       News Corporation Ltd. ........         488,804
                                                  -------------
OIL EXPLORATION & PRODUCTION--2.27%
   154,100       Woodside Petroleum Ltd. ......       1,008,133
                                                  -------------
PROPERTY--1.51%
    29,300       Lend Lease Corp. Ltd. ........         672,705
                                                  -------------
RETAILERS, GENERAL--0.95%
   123,000       Woolworths Ltd. ..............         423,597
                                                  -------------
TELECOMMUNICATIONS--0.64%
   122,000       Telstra Corp.*................         286,468
                                                  -------------
Total Australia Common Stocks..................      12,006,311
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

HONG KONG--25.35%
BANKS--3.79%
    46,800       HSBC Holdings PLC (1).........   $   1,335,244
   125,000       Wing Hang Bank Ltd............         351,794
                                                  -------------
                                                      1,687,038
                                                  -------------
COMMERCE/INDUSTRIAL--1.64%
   238,000       Citic Pacific Ltd. ...........         731,268
                                                  -------------
COMMUNICATIONS--0.76%
   178,000       China Telecom*................         337,800
                                                  -------------
CONSTRUCTION--1.75%
   307,000       Cheung Kong Infrastucture
                   Holdings....................         778,796
                                                  -------------
ELECTRICITY & GAS--3.87%
   120,000       CLP Holdings..................         576,298
   346,300       Hong Kong & China Gas Ltd. ...         471,658
   219,200       Hong Kong Electric Holdings...         673,504
                                                  -------------
                                                      1,721,460
                                                  -------------
REAL ESTATE--12.95%
   166,000       Cheung Kong Holdings Ltd. ....       1,103,666
   202,000       Henderson Land Development Co.
                   Ltd. .......................         902,298
   131,000       Hong Kong Land Holdings.......         184,710
   178,000       Hutchison Whampoa Ltd. .......       1,100,723
   300,000       New World Development Ltd. ...         853,989
   338,000       New World Infrastructure Ltd.*
                   (1).........................         726,530
   150,000       Sun Hung Kai Properties
                   Ltd. .......................         890,782
                                                  -------------
                                                      5,762,698
                                                  -------------
SHIPPING--0.59%
   384,000       Cosco Pacific Ltd. (1)........         260,263
                                                  -------------
Total Hong Kong Common Stocks..................      11,279,323
                                                  -------------
INDIA--6.25%
ELECTRICITY & GAS--0.22%
       400       Tata Electric Companies GDR...          96,000
                                                  -------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.65%
    29,000       Bharat Heavy Electricals
                   Ltd. .......................         286,970
                                                  -------------
HOUSEHOLD GOODS & TEXTILES--1.07%
    12,000       Hindustan Lever...............         476,495
                                                  -------------
OIL, INTEGRATED--0.96%
    42,000       Hindustan Petroleum Corp. ....         426,980
                                                  -------------
PHARMACEUTICALS--0.49%
    13,000       Ranbaxy Laboratories Ltd. ....         217,185
                                                  -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)

TELECOMMUNICATIONS--1.27%
    43,000       Mahanagar Telephone Nigam
                   Ltd. .......................   $     272,844
    15,000       Videsh Sanchar Nigam Ltd. ....         292,711
                                                  -------------
                                                        565,555
                                                  -------------
TEXTILES & APPAREL--0.97%
    47,500       Reliance Industries Ltd.
                   (1).........................         433,437
                                                  -------------
TOBACCO--0.62%
    14,000       ITC Ltd. .....................         277,867
                                                  -------------
Total India Common Stocks......................       2,780,489
                                                  -------------
INDONESIA--0.35%
COMMUNICATIONS--0.35%
   397,000       P.T. Telekomunikasi
                   Indonesia...................         156,319
                                                  -------------
KOREA--3.88%
BANKS--0.36%
    25,076       Kook Min Bank*................         158,543
                                                  -------------
COMMUNICATIONS--0.78%
       587       SK Telecom Company Ltd.*......         345,809
                                                  -------------
ELECTRICAL APPLIANCES--1.79%
    31,100       L.G. Electronics Inc.*........         369,989
     7,685       Samsung Electronics Corp.*....         425,507
                                                  -------------
                                                        795,496
                                                  -------------
ELECTRICITY & GAS--0.95%
    31,200       Korea Electric Power Corp.*...         424,871
                                                  -------------
Total Korea Common Stocks......................       1,724,719
                                                  -------------
MALAYSIA--8.28%
CHEMICALS--0.38%
   128,000       Chem Co. Malaysia Berhad......         170,895
                                                  -------------
COMMUNICATIONS--1.27%
   187,500       Telekom Malaysia Berhad (1)...         563,003
                                                  -------------
CONSTRUCTION--0.68%
   268,000       Gamuda Berhad (1).............         303,206
                                                  -------------
ELECTRICITY & GAS--1.51%
    40,000       Petronas Gas Berhad...........          96,515
   288,000       Tenaga Nasional Berhad........         575,228
                                                  -------------
                                                        671,743
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

MALAYSIA--(CONCLUDED)

FOODS--1.67%
   484,000       IOI Corp. Berhad (1)..........   $     363,324
   241,000       KFC Holdings (Malaysia)
                   Berhad......................         381,207
                                                  -------------
                                                        744,531
                                                  -------------
INSURANCE--0.69%
   177,000       Malaysian Assurance Berhad*
                   (1).........................         308,445
                                                  -------------
METALS--0.39%
   105,000       Kian Joo Can Factory Berhad...         174,531
                                                  -------------
SERVICES--1.18%
   488,000       Magnum Corp. Berhad (1).......         327,078
   101,000       Star Publications Berhad......         143,512
    23,000       Tanjong Berhad................          52,413
                                                  -------------
                                                        523,003
                                                  -------------
SHIPPING--0.51%
   130,000       Malaysia International
                   Shipping Berhad.............         226,541
                                                  -------------
Total Malaysia Common Stocks...................       3,685,898
                                                  -------------
NEW ZEALAND--2.81%
BUILDING & CONSTRUCTION--0.47%
   103,000       Fletcher Challenge Building...         208,268
                                                  -------------
COMMUNICATIONS--1.39%
   130,000       Telecom Corp. of New Zealand
                   Ltd. .......................         617,438
                                                  -------------
PHARMACEUTICALS--0.95%
   142,200       Fisher & Paykel...............         422,608
                                                  -------------
Total New Zealand Common Stocks................       1,248,314
                                                  -------------
PHILIPPINES--2.08%
BANKS--0.00%
     2,000       Far East Bank And Trust.......           2,267
                                                  -------------
COMMUNICATIONS--0.87%
    14,400       Philippine Long Distance
                   Telephone Co. (1)...........         385,554
                                                  -------------
ELECTRICITY & GAS--0.48%
    75,300       Manila Electric Co. (Class B)
                   (1).........................         213,803
                                                  -------------
REAL ESTATE--0.73%
   823,200       Ayala Land Inc. (Class B).....         322,924
                                                  -------------
Total Philippines Common Stocks................         924,548
                                                  -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS--(CONTINUED)

SINGAPORE--12.18%
BANKS--3.15%
    82,500       Development Bank of Singapore
                   Ltd.........................   $     547,393
    15,000       Development Bank Of Singapore
                   Ltd. Class A*...............          97,630
   160,000       United Overseas Bank Ltd. ....         758,294
                                                  -------------
                                                      1,403,317
                                                  -------------
COMMUNICATIONS--0.49%
   127,000       Singapore Telecomm (1)........         218,287
                                                  -------------
IRON & STEEL--0.64%
   217,000       Natsteel Ltd. ................         285,220
                                                  -------------
MISCELLANEOUS MANUFACTURING--2.09%
   256,000       Venture Manufacturing
                   (Singapore) Ltd. ...........         930,174
                                                  -------------
REAL ESTATE--1.48%
    89,000       City Development Ltd..........         385,245
   229,000       Keppel Land Ltd. .............         272,051
                                                  -------------
                                                        657,296
                                                  -------------
SERVICES--2.54%
   102,080       Singapore Press Holdings
                   Ltd.........................       1,128,847
                                                  -------------
TEXTILES--0.20%
   233,500       Courts Singapore..............          90,744
                                                  -------------
TRANSPORTATION--1.02%
    70,000       Singapore International
                   Airlines....................         455,608
                                                  -------------
TRANSPORTATION EQUIPMENT--0.57%
    94,000       Keppel Corp. .................         253,043
                                                  -------------
Total Singapore Common Stocks..................       5,422,536
                                                  -------------
TAIWAN--5.79%
COMMERCE/INDUSTRIAL--0.95%
    20,700       Asustek Computer Inc.*........         424,350
                                                  -------------
ELECTRICAL APPLIANCES--3.46%
    57,500       Acer Inc.* (1)................         508,875
    25,000       Siliconware Precision
                   Industries Co. GDR* (1)+....         378,125
    26,500       Taiwan Semiconductor
                   Manufacturing Co. Ltd.*
                   (1).........................         650,906
                                                  -------------
                                                      1,537,906
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

TAIWAN--(CONCLUDED)

MISCELLANEOUS FINANCIAL--0.57%
    30,000       R.O.C. Taiwan Fund............   $     255,000
                                                  -------------
MISCELLANEOUS MANUFACTURING--0.81%
    29,201       Teco Electric & Machinery Ltd.
                   GDR* (1)....................         361,363
                                                  -------------
Total Taiwan Common Stocks.....................       2,578,619
                                                  -------------
THAILAND--2.07%
BANKS--0.64%
    66,000       Bangkok Bank Public Co.
                   Ltd. .......................         165,641
    53,000       Thai Farmers Bank PLC (1).....         121,358
                                                  -------------
                                                        286,999
                                                  -------------
ELECTRICITY & GAS--0.70%
   160,000       Electricity Generating Public
                   Co. Ltd. (1)................         310,478
                                                  -------------
MINING--0.73%
    30,800       PTT Exploration & Production
                   PLC.........................         325,133
                                                  -------------
Total Thailand Common Stocks...................         922,610
                                                  -------------
Total Common Stocks (cost--$54,275,696)........      42,729,686
                                                  -------------
WARRANTS--0.00%

  NUMBER OF
  WARRANTS
-------------
HONG KONG--0.00%
ELECTRICITY & GAS--0.00%
    18,650       Hong Kong & China Gas Ltd.,
                   warrants expiring 09/30/99;
                   exercise price
                   HKD 12.27 (cost--$0)........              24
                                                  -------------
RIGHTS--0.03%

  NUMBER OF
   RIGHTS
-------------
KOREA--0.03%
ELECTRICAL APPLIANCES--0.03%
       611       Samsung Electronics Corp.,
                   rights expiring 06/10/98
                   (cost--$0)..................          11,795
                                                  -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

   PRINCIPAL
    AMOUNT                                            MATURITY         INTEREST
     (000)                                              DATES            RATES            VALUE
---------------                                     -------------    -------------    -------------
REPURCHASE AGREEMENT--4.15%
$         1,848    Repurchase Agreement dated
                     04/30/98 with State Street
                     Bank & Trust Company,
                     collateralized by $1,645,000
                     U.S. Treasury Bonds, 7.875%
                     due 11/15/04
                     (value-$1,888,952);
                     proceeds: $1,848,257
                     (cost-$1,848,000)...........     05/01/98               5.000%   $   1,848,000
                                                                                      -------------
Total Investments (cost--$56,123,696)--100.20%....................................       44,589,505
Liabilities in excess of other assets--(0.20)%....................................          (87,072)
                                                                                      -------------
Net Assets--100.00%...............................................................    $  44,502,433
                                                                                      -------------
                                                                                      -------------

-----------------

*   Non-income producing securities

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration; normally to qualified institutional buyers.

GDR Global Depositary Receipts

(1)  Security, or portion thereof, was on loan at April 30, 1998.

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                    APRIL 30, 1998(UNAUDITED)

                                                                     EMERGING
                                                  GLOBAL EQUITY       MARKETS        ASIA PACIFIC
                                                      FUND          EQUITY FUND       GROWTH FUND
                                                  -------------   ---------------   ---------------
ASSETS
Investments, at value (cost--$403,353,858,
  $13,585,398 and $56,123,696, respectively)....  $ 511,993,187    $ 14,346,922      $   44,589,505
Investments of collateral received for
  securities loaned, at value...................     22,981,274         270,145           6,363,116
Cash............................................          4,157         489,592              10,876
Cash denominated in foreign currencies, at value
  (cost--$3,495,641, $159,150 and $146,891,
  respectively).................................      3,491,893         159,945             147,606
Receivable for investments sold.................      3,458,533         361,496             198,174
Receivable for shares of beneficial interest
  sold..........................................        557,554          14,708              32,753
Dividends and interest receivable...............      1,328,359          80,240             158,939
Deferred organizational expenses................       --                37,544             117,918
Other assets....................................        212,732          33,833             102,559
                                                  -------------   ---------------   ---------------
Total assets....................................    544,027,689      15,794,425          51,721,446
                                                  -------------   ---------------   ---------------
LIABILITIES
Collateral for securities loaned................     22,981,274         270,145           6,363,116
Payable for investments purchased...............      3,616,984         198,138             183,285
Payable for shares of beneficial interest
  repurchased...................................      1,187,441          54,069             414,685
Payable to affiliates...........................      1,053,803          10,473             154,485
Accrued expenses and other liabilities..........        424,205         115,972             103,442
                                                  -------------   ---------------   ---------------
Total liabilities...............................     29,263,707         648,797           7,219,013
                                                  -------------   ---------------   ---------------
NET ASSETS
Beneficial interest shares of $0.001 par value
  outstanding (unlimited amount authorized).....    385,374,801      31,579,513          73,687,676
Accumulated net investment loss.................     (2,500,012)        (62,337)           (158,544)
Accumulated net realized gains (losses) from
  investments and foreign currency..............     23,289,761     (17,126,790)        (17,477,192)
Net unrealized appreciation/depreciation of
  investments and other assets and liabilities
  denominated in foreign currencies.............    108,599,432         755,242         (11,549,507)
                                                  -------------   ---------------   ---------------
Net assets......................................  $ 514,763,982    $ 15,145,628      $   44,502,433
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
CLASS A:
Net assets......................................  $ 319,586,499    $  7,837,441      $   16,630,919
                                                  -------------   ---------------   ---------------
Shares outstanding..............................     16,668,147         808,517           2,043,621
                                                  -------------   ---------------   ---------------
Net asset and redemption value per share........         $19.17           $9.69               $8.14
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
Maximum offering price per share (net asset
  value plus sales charge of 4.50% of offering
  price)........................................         $20.07          $10.15               $8.52
                                                          -----          ------               -----
                                                          -----          ------               -----
CLASS B:
Net assets......................................  $  75,077,711    $    906,790      $   18,781,143
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      4,110,870          95,936           2,327,033
                                                  -------------   ---------------   ---------------
Net asset value and offering price per share....         $18.26           $9.45               $8.07
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
CLASS C:
Net assets......................................  $  54,892,873    $  4,622,602      $    9,080,373
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      3,003,102         490,118           1,124,757
                                                  -------------   ---------------   ---------------
Net asset value and offering price per share....         $18.28           $9.43               $8.07
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
CLASS Y:
Net assets......................................  $  65,206,899    $  1,778,795      $        9,998
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      3,341,378         182,080               1,230
                                                  -------------   ---------------   ---------------
Net asset value, offering price and redemption           $19.51           $9.77               $8.13
  value per share...............................  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS       FOR THE SIX MONTHS ENDED APRIL 30, 1998(UNAUDITED)

                                                                                       GLOBAL     EMERGING MARKETS  ASIA PACIFIC
                                                                                    EQUITY FUND     EQUITY FUND     GROWTH FUND
                                                                                    ------------  ----------------  ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $223,477, $9,285 and $27,309,
  respectively)...................................................................  $  2,692,411    $    164,874    $    506,849
Interest..........................................................................       104,646           6,401          68,684
                                                                                    ------------  ----------------  ------------
                                                                                       2,797,057         171,275         575,533
                                                                                    ------------  ----------------  ------------

EXPENSES:
Investment advisory and administration............................................     2,009,891          99,657         282,523
Service fees--Class A.............................................................       357,331          10,134          21,489
Service and distribution fees--Class B............................................       383,660           5,230          98,574
Service and distribution fees--Class C............................................       262,440          23,203          50,893
Custody and accounting............................................................       597,347          30,396          84,888
Transfer agency and related service fees..........................................       216,013          11,950          39,792
Reports and notices to shareholders...............................................        69,934          39,156          22,523
Legal and audit...................................................................        45,256          44,514          45,530
State registration fees...........................................................        26,165          13,830          67,248
Trustees' fees....................................................................         7,810           7,810           6,942
Interest expense..................................................................       --                4,525         --
Amortization of organizational expenses...........................................       --               28,274          14,989
Other expenses....................................................................           727           2,525             618
                                                                                    ------------  ----------------  ------------
                                                                                       3,976,574         321,204         736,009
Less: Fee waivers.................................................................       --             (100,767)        --
                                                                                    ------------  ----------------  ------------
Net expenses......................................................................     3,976,574         220,437         736,009
                                                                                    ------------  ----------------  ------------
NET INVESTMENT LOSS...............................................................    (1,179,517)        (49,162)       (160,476)
                                                                                    ------------  ----------------  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from:
    Investments...................................................................    25,546,532      (1,446,010)    (15,252,224)
    Foreign currency transactions.................................................      (610,455)        (99,616)        (82,602)
Net change in unrealized appreciation/depreciation of:
    Investments...................................................................    69,279,920       1,642,761      10,568,434
    Other assets and liabilities denominated in foreign currencies................       (79,628)        (15,632)        (13,590)
                                                                                    ------------  ----------------  ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS...........    94,136,369          81,503      (4,779,982)
                                                                                    ------------  ----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................  $ 92,956,852    $     32,341    $ (4,940,458)
                                                                                    ------------  ----------------  ------------
                                                                                    ------------  ----------------  ------------

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                       MONTHS
                                                       ENDED           FOR THE YEAR
                                                   APRIL 30, 1998         ENDED
                                                    (UNAUDITED)      OCTOBER 31, 1997
                                                  ----------------   ----------------

FROM OPERATIONS:
Net investment loss.............................    $ (1,179,517)      $ (1,080,165)
Net realized gains from investments.............      25,546,532         80,862,560
Net realized losses from foreign currency
  transactions..................................        (610,455)        (1,597,745)
Net changes in unrealized
  appreciation/depreciation of:
  Investments...................................      69,279,920        (26,841,519)
  Other assets and liabilities denominated in
  foreign currencies............................         (79,628)           161,247
                                                  ----------------   ----------------
Net increase in net assets resulting from
  operations....................................      92,956,852         51,504,378
                                                  ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment
  transactions--Class A.........................     (37,180,745)       (10,195,197)
Net realized gains from investment
  transactions--Class B.........................     (11,285,760)        (3,786,480)
Net realized gains from investment
  transactions--Class C.........................      (7,351,661)        (2,275,485)
Net realized gains from investment
  transactions--Class Y.........................      (7,350,899)        (2,076,082)
                                                  ----------------   ----------------
                                                     (63,169,065)       (18,333,244)
                                                  ----------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............     273,499,579        354,354,793
Cost of shares repurchased......................    (342,537,763)      (462,072,864)
Proceeds from dividends reinvested..............      59,838,962         17,254,508
                                                  ----------------   ----------------
Net decrease in net assets from beneficial
  interest transactions.........................      (9,199,222)       (90,463,563)
                                                  ----------------   ----------------
Net increase (decrease) in net assets...........      20,588,565        (57,292,429)

NET ASSETS:
Beginning of period.............................     494,175,417        551,467,846
                                                  ----------------   ----------------
End of period...................................    $514,763,982       $494,175,417
                                                  ----------------   ----------------
                                                  ----------------   ----------------

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                       MONTHS
                                                       ENDED           FOR THE YEAR
                                                   APRIL 30, 1998         ENDED
                                                    (UNAUDITED)      OCTOBER 31, 1997
                                                  ----------------   ----------------

FROM OPERATIONS:
Net investment loss.............................    $    (49,162)      $   (166,398)
Net realized gains (losses) from investments....      (1,446,010)           515,472
Net realized losses from foreign currency
  transactions..................................         (99,616)           (78,052)
Net change in unrealized
  appreciation/depreciation of:
  Investments...................................       1,642,761             47,391
  Other assets and liabilities denominated in
  foreign currencies............................         (15,632)            22,836
                                                  ----------------   ----------------
Net increase in net assets resulting from
  operations....................................          32,341            341,249
                                                  ----------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............       5,498,605         19,732,492
Cost of shares repurchased......................     (16,603,051)       (28,983,261)
                                                  ----------------   ----------------
Net decrease in net assets from beneficial
  interest transactions.........................     (11,104,446)        (9,250,769)
                                                  ----------------   ----------------
Net decrease in net assets......................     (11,072,105)        (8,909,520)

NET ASSETS:
Beginning of period.............................      26,217,733         35,127,253
                                                  ----------------   ----------------
End of period...................................    $ 15,145,628       $ 26,217,733
                                                  ----------------   ----------------
                                                  ----------------   ----------------

                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                       MONTHS         FOR THE PERIOD
                                                       ENDED              ENDED
                                                   APRIL 30, 1998      OCTOBER 31,
                                                    (UNAUDITED)           1997+
                                                  ----------------   ----------------

FROM OPERATIONS:
Net investment loss.............................    $   (160,476)      $    (49,631)
Net realized losses from investments............     (15,252,224)        (2,142,366)
Net realized losses from foreign currency
  transactions..................................         (82,602)           (86,558)
Net unrealized appreciation/depreciation of:
  Investments...................................      10,568,434        (22,102,625)
  Other assets and liabilities denominated in
  foreign currencies............................         (13,590)            (1,726)
                                                  ----------------   ----------------
Net decrease in net assets resulting from
  operations....................................      (4,940,458)       (24,382,906)
                                                  ----------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............      12,959,504        104,360,162
Cost of shares repurchased......................     (21,818,232)       (21,675,637)
                                                  ----------------   ----------------
Net increase (decrease) in net assets from
  beneficial interest transactions..............      (8,858,728)        82,684,525
                                                  ----------------   ----------------
Net increase (decrease) in net assets...........     (13,799,186)        58,301,619

NET ASSETS:
Beginning of period.............................      58,301,619                  0
                                                  ----------------   ----------------
End of period (including undistributed net
  investment income of $1,932 at October 31,
  1997).........................................    $ 44,502,433       $ 58,301,619
                                                  ----------------   ----------------
                                                  ----------------   ----------------

---------------
+ For the period March 25, 1997 (commencement of operations) through October 31, 1997

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The PaineWebber Global Equity Fund ("Global Equity Fund"), a diversified series of PaineWebber Investment Trust, the PaineWebber Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), a diversified series of PaineWebber Investment Trust II and the PaineWebber Asia Pacific Growth Fund (the "Asia Pacific Growth Fund"), a diversified series of PaineWebber Managed Investments Trust (the "Trust") (each a "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Organizational costs have been deferred and are being (or, in the case of Global Equity Fund, have been) amortized using the straight-line method over a period not to exceed 60 months from the date the Funds commenced operations.

  Each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of each Fund, or a Fund's sub-adviser, GE Investment Management Incorporated ("GEIM"), for Global Equity Fund, or Schroder Capital Management International Inc. ("Schroder"), for Emerging Markets Equity Fund and the Asia Pacific Growth Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from a recognized dealer in those securities. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with 60 days or less remaining to maturity unless a Trusts' Board determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of each Trusts' Board.

  All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian, unless each Trusts' Board determines that this does not represent fair value. Foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

the NYSE, which will not be reflected in a computation of each Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of a Trust's Board.

  REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as each Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  FOREIGN CURRENCY TRANSLATION--The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

  Although the net assets and the market values of each Fund's securities are presented at the foreign exchange rates at the end of the period, the Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligation pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which each of the Funds' invest. The ability of the issuers of debt securities held by a Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Fund has an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract for the Global Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. In accordance with the Advisory Contract for the Emerging Markets Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at a rate of 1.20% of its average daily net assets. In accordance with the Advisory Contract for the Asia Pacific Growth Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.20% of the Fund's average daily net assets up to and including $100 million and 1.10% of its average daily net assets over $100 million.

  Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), GEIM serves as the sub-adviser to the Global Equity Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays GEIM a fee, computed daily and paid monthly, at an annual rate of 0.31% of the Fund's average daily net assets up to and including $500 million, 0.29% of the Fund's average daily net assets over $500 million and up to and including $1 billion and 0.265% of the Fund's average daily net assets over $1 billion.

  Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Emerging Markets Equity Fund. Under a Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets.

  Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Asia Pacific Growth Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.65% of the Fund's average daily net assets up to and including $100 million and 0.55% of the Fund's average daily net assets over $100 million.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  At April 30, 1998 the Global Equity Fund, the Emerging Markets Equity Fund, and the Asia Pacific Growth Fund owed Mitchell Hutchins $706,342, $3,136 and $94,506, respectively, in investment advisory and administrative fees. Mitchell Hutchins voluntarily waived $99,657 of its management fee for the Emerging Markets Equity Fund for the six months ended April 30, 1998. Mitchell Hutchins may discontinue this waiver at any time.

  For the periods ended April 30, 1998, the Funds paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

DISTRIBUTION PLAN

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 1998 the Global Equity Fund, the Emerging Markets Equity Fund and the Asia Pacific Growth Fund owed Mitchell Hutchins $344,314, $7,049 and $57,004, respectively, in service and distribution fees. Mitchell Hutchins voluntarily waived $1,110 of its service & distribution fees for the Emerging Markets Equity Fund for the six months ended April 30, 1998.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Global Equity Fund, the Emerging Markets Equity Fund and the Asia Pacific Growth Fund that for the six months ended April 30, 1998 it had earned $128,043, $7,297 and $214,393, respectively, in sales charges.

SECURITY LENDING

  Each Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation from the Funds for the six months ended April 30, 1998 as follows:

Global Equity Fund.....................................................................  $  19,293
Emerging Markets Equity Fund...........................................................  $   1,490
Asia Pacific Growth Fund...............................................................  $  16,589

  At April 30, 1998, the Global Equity Fund, Emerging Markets Equity Fund and Asia Pacific Growth Fund owed PaineWebber $3,147, $288 and $2,975, respectively, in security lending fees.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  As of April 30, 1998, each Fund held cash and/or cash equivalents as collateral for securities loaned as follows:

                                                                                   COLLATERAL      MARKET
                                                                                      FOR        VALUES OF
                                                                                   SECURITIES    SECURITIES
                                                                                     LOANED        LOANED
                                                                                  ------------  ------------
Global Equity Fund..............................................................   $22,981,274   $21,593,134
Emerging Markets Equity Fund....................................................   $  270,145    $  245,150
Asia Pacific Growth Fund........................................................   $6,363,116    $6,047,443

  As of April 30, 1998 the Funds invested the above collateral in the following money market Funds and repurchase agreement:

GLOBAL EQUITY FUND

NUMBER OF
 SHARES/
PRINCIPAL
  AMOUNT
----------

22,433,734  Liquid Assets Portfolio...........................................................  $22,433,734
   461,447  Prime Portfolio...................................................................      461,447
    85,530  TempCash Portfolio................................................................       85,530
       563  TempFund Portfolio................................................................          563
                                                                                                -----------
                                                                                                $22,981,274
                                                                                                -----------
                                                                                                -----------

EMERGING MARKETS EQUITY FUND

  247,411  Liquid Assets Portfolio.................................................  $  247,411
   22,734  TempFund Portfolio......................................................      22,734
                                                                                     ----------
                                                                                     $  270,145
                                                                                     ----------
                                                                                     ----------

ASIA PACIFIC GROWTH FUND

2,120,182  Liquid Assets Portfolio..................................................  $2,120,182
2,345,604  Prime Portfolio..........................................................  2,343,604
   55,275  TempCash Portfolio.......................................................     55,275
       55  TempFund Portfolio.......................................................         55
1,844,000  Societe Generale Repurchase Agreement, (collateralized by $1,403,000 U.S.
            Treasury Bonds, 8.750% due 08/15/20, value--$1,883,528) 5.520%, due
            05/01/98................................................................  1,844,000
                                                                                      ---------
                                                                                      $6,363,116
                                                                                      ---------
                                                                                      ---------

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to a fund at rates based on prevailing market rates in

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

effect at the time of borrowings. For the six months ended April 30, 1998 the Emerging Markets Equity Fund borrowed under the Facility and had an average daily amount of borrowings of $5,500,000, over five days, with a weighted average annualized interest rate of 5.94%.

TRANSFER AGENCY AND RELATED SERVICES FEES

  PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the six months ended April 30, 1998, PaineWebber received from PFPC, Inc., not the Funds, approximately 56%, 54% and 56% of the total transfer agency and related services fees collected by PFPC from the Global Equity Fund, Emerging Markets Equity Fund and Asia Pacific Growth Fund, respectively.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at April 30, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At April 30, 1998, the components of net unrealized appreciation/depreciation were as follows:

                                                                                    EMERGING
                                                                    GLOBAL EQUITY    MARKETS    ASIA PACIFIC
                                                                        FUND       EQUITY FUND  GROWTH FUND
                                                                    -------------  -----------  ------------
Gross appreciation (investments having an excess of value over cost)............................................................  $ 122,737,101  $ 2,139,748  $  1,899,569
Gross depreciation (investments having an excess of cost over
 value)...........................................................    (14,097,772)  (1,378,224)  (13,433,760)
                                                                    -------------  -----------  ------------
Net appreciation (depreciation) of investments....................  $ 108,639,329  $   761,524  $(11,534,191)
                                                                    -------------  -----------  ------------
                                                                    -------------  -----------  ------------

  For the year ended April 30, 1998, total aggregate purchases and sales of portfolio securities, excluding short term securities were as follows:

                                                                                   EMERGING
                                                                   GLOBAL EQUITY    MARKETS    ASIA PACIFIC
                                                                       FUND       EQUITY FUND  GROWTH FUND
                                                                   -------------  -----------  ------------
Purchases........................................................  $ 149,842,908  $ 5,252,631   $14,585,464
Sales............................................................  $ 223,921,266  $16,249,378   $23,862,250

FEDERAL INCOME TAX STATUS

  The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At October 31, 1997 the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains which expire as follows:

                                                                                      EMERGING
                                                                     GLOBAL EQUITY     MARKETS    ASIA PACIFIC
FISCAL YEAR ENDING                                                       FUND        EQUITY FUND  GROWTH FUND
------------------------------------------------------------------  ---------------  -----------  ------------
2002..............................................................        --         $ 7,735,682       --
2003..............................................................        --           2,285,302       --
2004..............................................................        --           5,437,965       --
2005..............................................................        --             --        $2,125,000
                                                                             ---     -----------  ------------
                                                                          --         $15,458,949   $2,125,000
                                                                             ---     -----------  ------------
                                                                             ---     -----------  ------------

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                     CLASS B                    CLASS C                    CLASS Y
                        --------------------------  -------------------------  -------------------------  -------------------------
GLOBAL EQUITY FUND        SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

SIX MONTHS ENDED APRIL
 30, 1998
Shares sold...........   12,610,270  $ 221,838,304      82,256  $   1,393,692   2,045,932  $  33,716,386     918,673  $  16,551,197
Shares repurchased....  (14,803,412)  (262,717,525)   (981,206)   (16,289,524) (2,594,957)   (43,113,669) (1,131,318)   (20,417,045)
Shares converted from
 Class B to Class A...      577,752     10,194,981    (604,241)   (10,194,981)     --           --            --           --
Dividend reinvested...    2,234,439     35,103,031     688,904     10,340,457     471,391      7,080,291     458,058      7,315,183
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net increase
 (decrease)...........      619,049  $   4,418,791    (814,287) $ (14,750,356)    (77,634) $  (2,316,992)    245,413  $   3,449,335
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

YEAR ENDED OCTOBER 31,
 1997
Shares sold...........   13,610,390  $ 254,167,405     380,593  $   6,769,009   3,594,429  $  64,660,880   1,515,789  $  28,757,499
Shares repurchased....  (16,445,507)  (308,922,271) (1,626,421)   (29,189,105) (4,630,809)   (83,404,229) (2,127,743)   (40,557,259)
Shares converted from
 Class B to Class A...      709,755     13,463,891    (734,659)   (13,463,891)     --           --            --           --
Dividend reinvested...      543,143      9,521,294     205,495      3,491,361     128,017      2,175,015     116,573      2,066,838
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net decrease..........   (1,582,219) $ (31,769,681) (1,774,992) $ (32,392,626)   (908,363) $ (16,568,334)   (495,381) $  (9,732,922)
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

                                     CLASS A                   CLASS B                  CLASS C                    CLASS Y
EMERGING MARKETS EQUITY     --------------------------  ---------------------  --------------------------  ------------------------
FUND                          SHARES        AMOUNT       SHARES     AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

SIX MONTHS ENDED APRIL 30,
  1998
Shares sold...............       74,335  $     688,623    18,367  $   165,966      507,251  $   4,538,278     11,505  $     105,738
Shares repurchased........     (248,402)    (2,291,057)  (96,297)    (874,291)    (600,320)    (5,392,643)  (892,664)    (8,045,060)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net increase (decrease)...     (174,067) $  (1,602,434)  (77,930) $  (708,325)      93,069  $    (854,365)  (881,159) $  (7,939,322)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

YEAR ENDED OCTOBER 31,
  1997
Shares sold...............      142,149  $   1,529,954   100,932  $ 1,104,923    1,555,080  $  16,653,992     41,839  $     443,623
Shares repurchased........     (744,379)    (7,731,787)  (21,351)    (225,000)  (1,817,955)   (19,222,120)  (174,464)    (1,804,354)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net increase (decrease)...     (602,230) $  (6,201,833)   79,581  $   879,923     (262,875) $  (2,568,128)  (132,625) $  (1,360,731)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

SHARES OF BENEFICIAL INTEREST (CONCLUDED)

  There is an unlimited amount of $0.001 par value shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                     CLASS B                    CLASS C                   CLASS Y*
ASIA PACIFIC GROWTH     --------------------------  -------------------------  -------------------------  -------------------------
FUND                      SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

SIX MONTHS ENDED APRIL
 30, 1998
Shares sold...........      423,286  $   3,519,567     469,642  $   3,867,373     683,439  $   5,561,914      1,230   $      10,650
Shares repurchased....     (790,645)    (6,622,079)   (701,970)    (5,824,867) (1,115,975)    (9,371,286)    --            --
Shares converted from
 Class B to Class A...       14,328        126,966     (14,415)      (126,966)     --           --           --            --
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------
Net increase
 (decrease)...........     (353,031) $  (2,975,546)   (246,743) $  (2,084,460)   (432,536) $  (3,809,372)     1,230   $      10,650
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------

PERIOD ENDED OCTOBER
 31, 1997+
Shares sold...........    3,053,522  $  37,770,138   3,354,769  $  41,970,877   2,006,187  $  24,619,147     --       $    --
Shares repurchased....     (656,870)    (7,384,924)   (780,993)    (9,358,215)   (448,894)    (4,932,498)    --            --
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------
Net increase..........    2,396,652  $  30,385,214   2,573,776  $  32,612,662   1,557,293  $  19,686,649     --       $    --
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------
                        -----------  -------------  ----------  -------------  ----------  -------------      -----   -------------

---------------

+  For the period March 25, 1997 (commencement of operations) through October
    31, 1997.

*  For the period March 13, 1998 (commencement of offering) through April 30,
    1998.

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                                  CLASS A
                                          ----------------------------------------------------------------------------------------
                                           FOR THE                FOR THE
                                             SIX       FOR THE      TWO
                                           MONTHS        YEAR      MONTHS
                                            ENDED       ENDED      ENDED                      FOR THE YEARS ENDED
                                          APRIL 30,    OCTOBER    OCTOBER                         AUGUST 31,
                                            1998         31,        31,      -----------------------------------------------------
                                          (UNAUDITED)    1997       1996       1996          1995**            1994        1993
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Net asset value, beginning of period....   $ 18.37     $ 17.43    $ 16.81    $   16.12      $   16.98        $   14.55   $  12.87
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Net investment income (loss)............     (0.03)       0.00      (0.02)        0.02           0.02             0.01       0.03
Net realized and unrealized gains
  (losses) from investments and foreign
  currency..............................      3.31        1.52       0.64         1.24           0.37             2.63       1.89
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Net increase (decrease) from investment
  operations............................      3.28        1.52       0.62         1.26           0.39             2.64       1.92
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Dividends from net investment income....     --          --         --          --             --               --          (0.08)
Distributions from net realized gains...     (2.48)      (0.58)     --           (0.57)         (1.25)           (0.21)     (0.16)
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Total dividends and distributions.......     (2.48)      (0.58)      0.00        (0.57)         (1.25)           (0.21)     (0.24)
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Net asset value, end of period..........   $ 19.17     $ 18.37    $ 17.43    $   16.81      $   16.12        $   16.98   $  14.55
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Total investment return (1).............     20.81%       8.87%      3.69%        8.06%          3.24%           18.23%     15.24%
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $319,586    $294,878   $307,267   $ 305,218      $ 360,652        $ 185,493   $156,451
Expenses to average net assets..........      1.51%*      1.44%      1.53%*       1.48%          1.71%(2)         1.58%      1.53%
Net investment income (loss) to average
  net assets............................     (0.31)%*     0.01%     (0.80)%*      0.10%          0.09%(2)         0.07%      0.22%
Portfolio turnover rate.................        32%         86%         3%          33%            40%              51%        56%
Average commission rate paid (3)........   $0.0220     $0.0069    $0.0069    $  0.0120         --               --          --

-----------------

*  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

+  Commencement of offering of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than a year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06%, 0.00% and 0.06% for Class A, Class B and Class C shares, respectively.

(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

PAINEWEBBER GLOBAL EQUITY FUND

                                                              CLASS B
                                -------------------------------------------------------------------
                                                                                          FOR THE
                                  FOR THE                                                 PERIOD
                                SIX MONTHS                    FOR THE       FOR THE     AUGUST 25,
                                   ENDED        FOR THE     TWO MONTHS       YEAR          1995+
                                 APRIL 30,    YEAR ENDED       ENDED         ENDED       TO AUGUST
                                   1998       OCTOBER 31,   OCTOBER 31,   AUGUST 31,        31,
                                (UNAUDITED)      1997          1996          1996          1995
                                -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period......................    $  17.69      $  16.93      $  16.35      $  15.82      $  15.83
                                -----------   -----------   -----------   -----------   -----------
Net investment income
  (loss)......................       (0.17)        (0.21)        (0.05)        (0.12)         0.00
Net realized and unrealized
  gains (losses) from
  investments and foreign
  currency....................        3.22          1.55          0.63          1.22         (0.01)
                                -----------   -----------   -----------   -----------   -----------
Net increase (decrease) from
  investment operations.......        3.05          1.34          0.58          1.10         (0.01)
                                -----------   -----------   -----------   -----------   -----------
Dividends from net investment
  income......................      --            --            --            --            --
Distributions from net
  realized gains..............       (2.48)        (0.58)       --             (0.57)       --
                                -----------   -----------   -----------   -----------   -----------
Total dividends and
  distributions...............       (2.48)        (0.58)         0.00         (0.57)         0.00
                                -----------   -----------   -----------   -----------   -----------
Net asset value, end of
  period......................    $  18.26      $  17.69      $  16.93      $  16.35      $  15.82
                                -----------   -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------   -----------
Total investment return (1)...       20.25%         8.05%         3.55%        7.18%         (0.06)%
                                -----------   -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------   -----------
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................    $ 75,078      $ 87,104      $113,445      $113,235      $142,880
Expenses to average net
  assets......................        2.35%*        2.26%         2.34%*       2.25%          2.17%*(2)
Net investment income (loss)
  to average net assets.......       (1.19)%*      (0.80)%       (1.61)%*      (0.68)%       (1.92)%*(2)
Portfolio turnover rate.......          32%           86%            3%          33%            40%
Average commission rate paid
  (3).........................    $ 0.0220      $ 0.0069      $ 0.0069      $ 0.0120        --

                                                                          CLASS C
                                  ----------------------------------------------------------------------------------------
                                   FOR THE                 FOR THE                                                FOR THE
                                     SIX       FOR THE       TWO                                                  PERIOD
                                   MONTHS       YEAR       MONTHS                                                 MAY 10,
                                    ENDED       ENDED       ENDED              FOR THE YEARS ENDED                 1993+
                                  APRIL 30,    OCTOBER     OCTOBER                  AUGUST 31,                   TO AUGUST
                                    1998         31,         31,      --------------------------------------        31,
                                  (UNAUDITED)   1997        1996        1996       1995**            1994          1993
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
Net asset value, beginning of
  period......................    $  17.69    $  16.93    $  16.35    $   15.82   $   16.81        $   14.52     $  13.80
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
Net investment income
  (loss)......................       (0.11)      (0.23)      (0.05)       (0.13)      (0.11)           (0.07)       (0.02)
Net realized and unrealized
  gains (losses) from
  investments and foreign
  currency....................        3.18        1.57        0.63         1.23        0.37             2.57         0.74
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
Net increase (decrease) from
  investment operations.......        3.07        1.34        0.58         1.10        0.26             2.50         0.72
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
Dividends from net investment
  income......................       --          --          --          --          --               --            --
Distributions from net
  realized gains..............       (2.48)      (0.58)      --           (0.57)      (1.25)           (0.21)       --
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
Total dividends and
  distributions...............       (2.48)      (0.58)       0.00        (0.57)      (1.25)           (0.21)        0.00
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
Net asset value, end of
  period......................    $  18.28    $  17.69    $  16.93    $   16.35   $   15.82        $   16.81     $  14.52
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
Total investment return (1)...       20.38%       8.05%       3.55%        7.18%       2.46%           17.29%        5.22%
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
                                  ---------   ---------   ---------   ---------   ---------        ---------     ---------
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................    $ 54,893    $ 54,510    $ 67,530    $  66,585   $  83,485        $  31,837     $ 10,807
Expenses to average net
  assets......................        2.29%*      2.20%       2.30%*       2.27%       2.48%(2)         2.33%        2.28%
Net investment income (loss)
  to average net assets.......       (1.11)%*    (0.75)%     (1.57)%*     (0.70)%     (0.68)%(2)       (0.68)%      (0.53)%
Portfolio turnover rate.......          32%         86%          3%          33%         40%              51%          56%
Average commission rate paid
  (3).........................    $ 0.0220    $ 0.0069    $ 0.0069    $  0.0120      --               --            --

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout the period is presented below:

                                                                                  CLASS Y
                                          ----------------------------------------------------------------------------------------
                                           FOR THE                FOR THE                                                 FOR THE
                                             SIX       FOR THE      TWO                                                   PERIOD
                                           MONTHS        YEAR      MONTHS                                                 MAY 10,
                                            ENDED       ENDED      ENDED                FOR THE YEARS ENDED                1993+
                                          APRIL 30,    OCTOBER    OCTOBER                   AUGUST 31,                   TO AUGUST
                                            1998         31,        31,      -----------------------------------------      31,
                                          (UNAUDITED)    1997       1996       1996          1995**            1994        1993
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Net asset value, beginning of period....   $ 18.63     $ 17.60    $ 16.97    $   16.22      $   17.03        $   14.56   $  13.80
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Net investment income (loss)............     (0.02)       0.10      (0.01)        0.07           0.07             0.05       0.02
Net realized and unrealized gains
  (losses) from investments
  and foreign currency..................      3.38        1.51       0.64         1.25           0.37             2.63       0.74
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Net increase (decrease) from investment
  operations............................      3.36        1.61       0.63         1.32           0.44             2.68       0.76
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Dividends from net investment income....     --          --         --          --             --               --          --
Distributions from net realized gains...     (2.48)      (0.58)     --           (0.57)         (1.25)           (0.21)     --
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Total dividends and distributions.......     (2.48)      (0.58)      0.00        (0.57)         (1.25)           (0.21)      0.00
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Net asset value, end of period..........   $ 19.51     $ 18.63    $ 17.60    $   16.97      $   16.22        $   17.03   $  14.56
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Total investment return (1).............     20.97%       9.31%      3.71%        8.39%          3.54%           18.49%      5.51%
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
                                          ---------    --------   --------   ---------      ---------        ---------   ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $65,207     $57,683    $63,225    $  61,736      $  57,150        $  28,390   $ 19,098
Expenses to average net assets..........      1.17%*      1.10%      1.18%*       1.17%          1.46%(2)         1.33%      1.28%*
Net investment income (loss) to average
  net assets............................      0.04%*      0.36%     (0.45)%*      0.46%          0.36%(2)         0.32%      0.47%*
Portfolio turnover rate.................        32%         86%         3%          33%            40%              51%        56%
Average commission rate paid (3)........   $0.0220     $0.0069    $0.0069    $  0.0120         --               --          --

-----------------

*  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

+  Commencement of offering of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than a year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06% for Class Y shares.

(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                 (This page has been left blank intentionally.)

PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTHS                     FOR THE             FOR THE YEARS
                                             ENDED       FOR THE YEAR   FOUR MONTHS               ENDED                FOR THE
                                           APRIL 30,        ENDED          ENDED                JUNE 30,             PERIOD ENDED
                                              1998       OCTOBER 31,    OCTOBER 31,    ---------------------------     JUNE 30,
                                          (UNAUDITED)      1997***          1996           1996          1995**         1994+
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period....  $     9.39     $     9.46     $    10.06     $       9.73   $      10.79   $    12.00
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)............       (0.01)@        (0.06)         (0.13)           (0.14)         (0.04)        0.04
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................        0.31@         (0.01)         (0.47)            0.47          (0.97)       (1.25)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) from investment
 operations.............................        0.30          (0.07)         (0.60)            0.33          (1.01)       (1.21)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Dividends from net investment income....      --             --             --              --               (0.05)      --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of period..........  $     9.69     $     9.39     $     9.46     $      10.06   $       9.73   $    10.79
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total investment return (1).............        3.19%         (0.74)%        (5.96)%           3.39%         (9.29)%     (10.08)%
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $    7,837     $    9,222     $   14,992     $     20,680   $     33,043   $   46,758
Expenses, net of fee waivers, to average
 net assets.............................        2.44%*         2.44%          2.44%*           2.44%          2.44%        2.47%*
Expenses, before fee waivers, to average
 net assets.............................        3.66%*         3.01%          3.48%*           3.42%          2.54%        2.47%*
Net investment income (loss), net of fee
 waivers, to average net assets.........       (0.31)%*       (0.40)%        (1.42)%*         (0.52)%        (0.76)%       0.72%*
Net investment income (loss), before fee
 waivers, to average net assets.........       (1.53)%*       (0.97)%        (2.46)%*         (1.50)%        (0.86)%       0.72%*
Portfolio turnover rate.................          32%            87%            22%              69%            76%           8%
Average commission rate paid (2)........  $   0.0029     $   0.0009     $   0.0024          --             --            --

---------------

+  For the period January 19, 1994 (commencement of operations) to June 30,
     1994.

++ For the period December 5, 1995 (commencement of offering of shares) to June
     30, 1996.

@ Calculated using the average shares outstanding for the year.

*  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
     Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Capital Management International Inc. effective February 25, 1997.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year have not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

                                                                     CLASS B
                                          -------------------------------------------------------------
                                             FOR THE
                                           SIX MONTHS
                                              ENDED                          FOR THE         FOR THE
                                            APRIL 30,     FOR THE YEAR     FOUR MONTHS    PERIOD ENDED
                                              1998        ENDED OCTOBER   ENDED OCTOBER     JUNE 30,
                                           (UNAUDITED)     31, 1997***      31, 1996         1996++
                                          -------------   -------------   -------------   -------------
Net asset value, beginning of period....       $ 9.19          $ 9.32          $ 9.94          $ 9.13
                                          -------------   -------------   -------------         -----
Net investment income (loss)............        (0.05)@         (0.10)          (0.07)          (0.01)
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................         0.31@          (0.03)          (0.55)           0.82
                                          -------------   -------------   -------------         -----
Net increase (decrease) from investment
 operations.............................         0.26           (0.13)          (0.62)           0.81
                                          -------------   -------------   -------------         -----
Dividends from net investment income....      --              --              --              --
                                          -------------   -------------   -------------         -----
Net asset value, end of period..........       $ 9.45          $ 9.19          $ 9.32          $ 9.94
                                          -------------   -------------   -------------         -----
                                          -------------   -------------   -------------         -----
Total investment return (1).............         2.83%          (1.39)%         (6.24)%          8.87%
                                          -------------   -------------   -------------         -----
                                          -------------   -------------   -------------         -----
Ratios/Supplemental Data:
Net assets, end of period (000's).......       $  907          $1,598          $  879          $  936
Expenses, net of fee waivers, to average
 net assets.............................         3.19%*          3.19%           3.19%*          3.19%*
Expenses, before fee waivers, to average
 net assets.............................         4.50%*          3.82%           4.23%*          4.97%*
Net investment income (loss), net of fee
 waivers, to average net assets.........        (1.17)%*        (1.25)%         (2.12)%*        (0.21)%*
Net investment income (loss), before fee
 waivers, to average net assets.........        (2.48)%*        (1.88)%         (3.16)%*        (1.99)%*
Portfolio turnover rate.................           32%             87%             22%             69%
Average commission rate paid (2)........       $0.0029         $0.0009         $0.0024        --

                                                                         CLASS C
                                          ---------------------------------------------------------------------
                                           FOR THE
                                             SIX       FOR THE     FOR THE
                                           MONTHS       YEAR        FOUR          FOR THE YEARS        FOR THE
                                            ENDED       ENDED      MONTHS             ENDED            PERIOD
                                          APRIL 30,    OCTOBER      ENDED           JUNE 30,            ENDED
                                            1998         31,       OCTOBER    ---------------------   JUNE 30,
                                          (UNAUDITED)  1997***    31, 1996      1996       1995**       1994+
                                          ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period....  $  9.17     $  9.32     $  9.94     $    9.67   $   10.75   $ 12.00
                                          ---------   ---------   ---------   ---------   ---------   ---------
Net investment income (loss)............    (0.05)@     (0.14)      (0.22)        (0.24)      (0.17)    --
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................     0.31@      (0.01)      (0.40)         0.51       (0.90)    (1.25)
                                          ---------   ---------   ---------   ---------   ---------   ---------
Net increase (decrease) from investment
 operations.............................     0.26       (0.15)      (0.62)         0.27       (1.07)    (1.25)
                                          ---------   ---------   ---------   ---------   ---------   ---------
Dividends from net investment income....    --          --          --           --           (0.01)    --
                                          ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  9.43     $  9.17     $  9.32     $    9.94   $    9.67   $ 10.75
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
Total investment return (1).............     2.84%      (1.61)%     (6.24)%        2.79%     (10.01)%  (10.42)%
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $ 4,623     $ 5,345     $ 7,882     $  11,561   $  18,551   $26,721
Expenses, net of fee waivers, to average
 net assets.............................     3.19%*      3.19%       3.19%*        3.19%       3.19%     3.22%*
Expenses, before fee waivers, to average
 net assets.............................     4.44%*      3.78%       4.23%*        4.17%       3.29%     3.22%*
Net investment income (loss), net of fee
 waivers, to average net assets.........    (1.15)%*    (1.18)%     (2.16)%*      (1.28)%     (1.50)%   (0.03)%*
Net investment income (loss), before fee
 waivers, to average net assets.........    (2.40)%*    (1.77)%     (3.20)%*      (2.26)%     (1.60)%   (0.03)%*
Portfolio turnover rate.................       32%         87%         22%           69%         76%        8%
Average commission rate paid (2)........  $0.0029     $0.0009     $0.0024        --          --         --

PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                                  CLASS Y
                                          ---------------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTHS                     FOR THE             FOR THE YEARS
                                             ENDED       FOR THE YEAR   FOUR MONTHS               ENDED                FOR THE
                                           APRIL 30,        ENDED          ENDED                JUNE 30,             PERIOD ENDED
                                              1998       OCTOBER 31,    OCTOBER 31,    ---------------------------     JUNE 30,
                                          (UNAUDITED)      1997***          1996           1996          1995**         1994+
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period....  $     9.46     $     9.51     $    10.11     $       9.75   $      10.80   $    12.00
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)............       (0.01)@        (0.02)         (0.05)           (0.01)          0.01         0.05
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................        0.32@         (0.03)         (0.55)            0.37          (0.99)       (1.25)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) from investment
 operations.............................        0.31          (0.05)         (0.60)            0.36          (0.98)       (1.20)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Dividends from net investment income....      --             --             --              --               (0.07)      --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of period..........  $     9.77     $     9.46     $     9.51     $      10.11   $       9.75   $    10.80
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total investment return (1).............        3.28%         (0.53)%        (5.93)%           3.69%         (9.03)%     (10.00)%
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $    1,779     $   10,053     $   11,375     $     12,979   $     12,332   $   15,435
Expenses, net of fee waivers, to average
 net assets.............................        2.19%*         2.19%          2.19%*           2.19%          2.19%        2.22%*
Expenses, before fee waivers, to average
 net assets.............................        3.28%*         2.69%          3.23%*           3.29%          2.29%        2.22%*
Net investment income (loss), net of fee
 waivers, to average net assets.........       (0.25)%*       (0.15)%        (1.13)%*         (0.15)%        (0.51)%       0.97%*
Net investment income (loss), before fee
 waivers, to average net assets.........       (1.34)%*       (0.65)%        (2.17)%*         (1.25)%        (0.61)%       0.97%*
Portfolio turnover rate.................          32%            87%            22%              69%            76%           8%
Average commission rate paid (2)........  $   0.0029     $   0.0009     $   0.0024          --             --            --

---------------

+  For the period January 19, 1994 (commencement of operations) to June 30,
     1994.

@ Calculated using the average shares outstanding for the year.

*  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
     Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Capital Management International Inc. effective February 25, 1997.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year have not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout the period is presented below:

                                         CLASS A                      CLASS B                      CLASS C               CLASS Y
                                --------------------------   --------------------------   --------------------------   -----------
                                  FOR THE                      FOR THE                      FOR THE                      FOR THE
                                SIX MONTHS      FOR THE      SIX MONTHS      FOR THE      SIX MONTHS      FOR THE        PERIOD
                                   ENDED         PERIOD         ENDED         PERIOD         ENDED         PERIOD         ENDED
                                 APRIL 30,       ENDED        APRIL 30,       ENDED        APRIL 30,       ENDED        APRIL 30,
                                   1998       OCTOBER 31,       1998       OCTOBER 31,       1998       OCTOBER 31,      1998++
                                (UNAUDITED)      1997+       (UNAUDITED)      1997+       (UNAUDITED)      1997+       (UNAUDITED)
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Net asset value, beginning of
 period.......................    $  8.96       $ 12.50        $  8.92       $ 12.50        $  8.92       $ 12.50        $  8.66
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Net investment income
 (loss).......................       0.00          0.03          (0.04)        (0.03)         (0.05)        (0.03)          0.00
Net realized and unrealized
 losses from investments and
 foreign currency.............      (0.82)        (3.57)         (0.81)        (3.55)         (0.80)        (3.55)         (0.53)
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Net decrease from investment
 operations...................      (0.82)        (3.54)         (0.85)        (3.58)         (0.85)        (3.58)         (0.53)
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Net asset value, end of
 period.......................    $  8.14       $  8.96        $  8.07       $  8.92        $  8.07       $  8.92        $  8.13
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Total investment return (1)...      (9.15)%      (28.32)%        (9.53)%      (28.64)%        (9.53)%      (28.64)%        (6.12)%
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
                                -----------   ------------   -----------   ------------   -----------   ------------   -----------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)......................    $16,631       $21,466        $18,781       $22,949        $ 9,080       $13,887        $    10
Expenses to average net
 assets.......................       2.65%*        2.33%*         3.41%*        3.12%*         3.38%*        3.10%*         2.40%*
Net investment income (loss)
 to average net assets........      (0.20)%*       0.37%*        (0.96)%*      (0.43)%*       (0.95)%*      (0.42)%*       (0.28)%*
Portfolio turnover rate.......         31%           13%            31%           13%            31%           13%            31%
Average commission rate
 paid.........................    $0.0108       $0.0156        $0.0108       $0.0156        $0.0108       $0.0156        $0.0108

-----------------

*  Annualized

+  For the period March 25, 1997 (commencement of operations) through October
     31, 1997.

++ For the period March 13, 1998 (commencement of offering) through April 30,
     1998.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class (except Class Y) would be lower if sales charges were included. Total investment returns for periods less than a year have not been annualized.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


INVESTMENT SUBADVISERS

GEInvestment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06904

Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF
SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE
PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT
EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.


BOND FUNDS

-- High Income Fund
-- Investment Grade Income Fund
-- Low Duration U.S. Government Income Fund
-- Strategic Income Fund
-- U.S. Government Income Fund


TAX-FREE BOND FUNDS

-- California Tax-Free Income Fund
-- Municipal High Income Fund
-- National Tax-Free Income Fund
-- New York Tax-Free Income Fund


STOCK FUNDS

-- Financial Services Growth Fund
-- Growth Fund
-- Growth and Income Fund
-- Mid Cap Fund
-- Small Cap Fund
-- S&P 500 Index Fund
-- Utility Income Fund


ASSET ALLOCATION FUNDS

-- Balanced Fund
-- Tactical Allocation Fund


GLOBAL FUNDS

-- Asia Pacific Growth Fund
-- Emerging Markets Equity Fund
-- Global Equity Fund
-- Global Income Fund


MITCHELL HUTCHINS PORTFOLIOS

-- Aggressive Portfolio
-- Moderate Portfolio
-- Conservative Portfolio


PAINEWEBBER MONEY MARKET FUND


              PAINEWEBBER
-C-1998 PaineWebber Incorporated
              Member SIPC



PAINEWEBBER


GLOBAL EQUITY FUND


EMERGING
MARKETS
EQUITY FUND


ASIA PACIFIC
GROWTH FUND


APRIL 30, 1998



SEMIANNUAL REPORT